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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08365

Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 3 of its series, Evergreen Adjustable Rate Fund, Limited Duration Fund and Short Intermediate Bond Fund, for the quarter ended 09/30/04. These 3 series have a 06/30 fiscal year end.

Date of reporting period:	09/30/2004

Item 1 — Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
Fixed-Rate 0.1%
FNMA, 5.76%, 02/01/2007 (cost $9,782,806)	$9,679,957	$9,774,344

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 17.3%
Fixed-Rate 1.8%
FHLMC:
Ser. 1900, Class P, 0.00%, 05/15/2007 ¤	1,843,837	1,840,147
Ser. 2106, Class ZD, 6.00%, 12/15/2028 	13,896,150	14,464,110
Ser. 2219, Class PL, 6.50%, 04/15/2029 	2,388,030	2,434,501
Ser. 2356, Class GD, 6.00%, 09/15/2016	45,856,000	48,633,966
Ser. 2459, Class VM, 6.50%, 11/15/2014 	4,090,881	4,279,595
Ser. 2467, Class HA, 6.50%, 02/15/2030	530,250	530,569
Ser. 2480, Class EH, 6.00%, 11/15/2031 	14,431,591	14,738,328
Ser. 2492, Class GD, 6.00%, 02/15/2028	10,306,329	10,363,833
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	220,690	244,101
Ser. 1992-74, Class Z, 8.00%, 05/25/2022	296,286	314,743
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	258,751	279,695
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023 	8,470,000	8,715,084
Ser. 1999-7, Class D, 6.00%, 03/18/2028	1,376,749	1,398,213
Ser. 2001-69, Class GK, 5.50%, 12/25/2026	218,640	219,196
Ser. 2002-6, Class TA, 6.00%, 09/25/2031 	3,403,425	3,447,554
Ser. 2002-W10, Class A2, 4.70%, 08/25/2042	8,468,554	8,471,637
Ser. 2003-8, Class CO, 0.00%, 02/25/2033 ¤ 	845,312	834,264
Ser. G93-1, Class K, 6.68%, 01/25/2023	5,713,558	6,039,944

		127,249,480

Floating-Rate 15.5%
FHLMC:
Ser. 20, Class F, 2.47%, 10/25/2023	2,594,695	2,618,640
Ser. 21, Class F, 2.375%, 10/25/2023	808,234	813,663
Ser. 31, Class FA, 2.28%, 04/25/2024	2,486,647	2,493,099
Ser. 1380, Class FB, 3.48%, 10/15/2007	3,666,340	3,682,281
Ser. 1506, Class FD, 2.81%, 05/15/2008	298,481	301,183
Ser. 1513, Class AG, 3.44%, 05/15/2008	4,854,018	4,902,077
Ser. 1559, Class VM, 3.54%, 01/15/2023	4,006,034	4,027,765
Ser. 1671, Class QA, 2.77%, 02/15/2024	4,136,236	4,086,413
Ser. 1686, Class FE, 2.92%, 02/15/2024	99,793	100,115
Ser. 1691, Class EA, 2.26%, 02/15/2024	2,071,043	2,079,708
Ser. 1698, Class FC, 3.39%, 03/15/2009	5,179,012	5,173,679
Ser. 1699, Class FB, 2.81%, 03/15/2024	2,066,703	2,102,538
Ser. 1730, Class FA, 3.63%, 05/15/2024	2,935,050	2,946,739
Ser. 1939, Class FB, 2.81%, 04/15/2027	590,041	600,085
Ser. 2115, Class FB, 2.21%, 01/15/2029	1,813,918	1,823,163
Ser. 2182, Class FE, 2.20%, 05/15/2028	2,458,387	2,473,707
Ser. 2293, Class FM, 1.96%, 03/15/2031	3,608,656	3,613,976
Ser. 2314, Class FG, 2.16%, 06/15/2029	6,231,877	6,247,984
Ser. 2315, Class FW, 2.31%, 04/15/2027	1,830,257	1,842,371
Ser. 2322, Class FE, 2.21%, 08/15/2028	4,764,081	4,789,279
Ser. 2339, Class F, 2.26%, 06/15/2029	8,316,443	8,370,877
Ser. 2380, Class FL, 2.36%, 11/15/2031	18,808,226	19,082,230
Ser. 2383, Class FD, 2.26%, 11/15/2031	17,694,359	17,819,814
Ser. 2388, Class FG, 2.26%, 12/31/2031	3,990,140	4,021,139
Ser. 2389, Class FI, 2.51%, 06/15/2031	5,179,008	5,247,447
Ser. 2391, Class EF, 2.26%, 06/15/2031	2,219,575	2,233,714
Ser. 2395, Class FD, 2.36%, 05/15/2029	4,875,547	4,924,400
Ser. 2396, Class FM, 2.21%, 12/15/2031	1,225,006	1,231,400
Ser. 2418, Class FO, 2.66%, 02/15/2032	9,873,069	10,036,176

[1]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
Floating-Rate continued
FHLMC continued
Ser. 2422, Class FC, 2.26%, 02/15/2032	$6,767,784	$6,808,189
Ser. 2425, Class FO, 2.66%, 03/15/2032	13,862,231	14,089,426
Ser. 2431, Class F, 2.26%, 03/15/2032	19,484,750	19,608,810
Ser. 2461, Class FI, 2.26%, 04/15/2028	2,925,345	2,945,193
Ser. 2464, Class FE, 2.76%, 03/15/2032	3,809,970	3,865,917
Ser. 2466, Class FV, 2.31%, 03/15/2032	4,685,388	4,713,855
Ser. 2470, Class FB, 2.21%, 04/15/2027	6,517,423	6,555,684
Ser. 2475, Class FD, 2.31%, 06/15/2031	8,818,426	8,886,889
Ser. 2479, Class FA, 2.16%, 08/15/2032	22,991,000	23,087,018
Ser. 2481, Class FC, 2.76%, 05/15/2031 	4,987,918	5,106,703
Ser. 2481, Class FE, 2.76%, 03/15/2032 	7,595,640	7,776,975
Ser. 2526, Class FL, 2.16%, 01/15/2029	10,569,124	10,612,737
Ser. 2526, Class FM, 2.16%, 05/15/2029	15,141,431	15,196,109
Ser. 2530, Class FK, 2.16%, 06/15/2029	12,341,778	12,409,808
Ser. 2551, Class FD, 2.16%, 01/15/2033	19,565,224	19,648,069
Ser. 2569, Class FA, 2.21%, 01/15/2030	1,071,470	1,072,807
Ser. 2570, Class LF, 2.11%, 07/15/2017 	14,297,153	14,339,066
Ser. 2574, Class FT, 2.11%, 11/15/2016	32,278,794	32,338,361
Ser. T-56, Class 2AF, 2.24%, 05/25/2043	56,615,901	57,022,392
FNMA:
Ser. 1992-39, Class FA, 3.76%, 03/25/2022	2,021,229	2,053,863
Ser. 1992-45, Class F, 3.76%, 04/25/2022	447,637	432,019
Ser. 1992-187, Class FA, 2.62%, 10/25/2007	496,571	495,032
Ser. 1993-62, Class FA, 3.02%, 04/25/2023	3,392,424	3,410,178
Ser. 1993-113, Class FA, 3.49%, 07/25/2023	1,819,166	1,830,418
Ser. 1993-165, Class FE, 2.99%, 09/25/2023	5,565,146	5,702,548
Ser. 1993-170, Class FC, 2.67%, 09/25/2008	534,042	530,531
Ser. 1993-191, Class FC, 2.62%, 10/25/2008	8,003,822	8,032,867
Ser. 1993-196, Class FD, 2.72%, 10/25/2008	622,035	618,161
Ser. 1993-197, Class FB, 2.67%, 10/25/2008	337,692	335,424
Ser. 1993-229, Class FB, 2.77%, 12/25/2008	1,055,020	1,049,078
Ser. 1993-247, Class FO, 2.87%, 12/25/2023	901,276	903,638
Ser. 1994-33, Class FA, 2.82%, 03/25/2009	2,163,046	2,151,712
Ser. 1994-33, Class FD, 2.82%, 03/25/2009	1,141,729	1,135,746
Ser. 1994-55, Class F, 3.39%, 12/25/2023	1,567,361	1,571,125
Ser. 1994-61, Class FB, 3.34%, 04/25/2024	1,951,983	2,015,165
Ser. 1994-80, Class F, 2.67%, 02/25/2009	2,742,234	2,725,007
Ser. 1997-34, Class F, 2.49%, 10/25/2023	24,870,786	25,155,678
Ser. 1997-43, Class FM, 2.34%, 07/18/2027	2,923,184	2,945,822
Ser. 1999-49, Class FB, 2.34%, 03/25/2023	2,579,090	2,600,359
Ser. 1999-51, Class FJ, 2.44%, 10/25/2029	4,752,715	4,801,233
Ser. 2001-32, Class FA, 2.39%, 07/25/2031	9,588,073	9,685,766
Ser. 2001-38, Class FB, 2.34%, 08/25/2031	666,385	671,608
Ser. 2001-46, Class F, 2.21%, 09/18/2031	8,959,467	9,009,641
Ser. 2001-59, Class F, 2.44%, 11/25/2031 	11,784,776	11,864,996
Ser. 2001-62, Class FK, 2.34%, 07/25/2028	920,168	924,711
Ser. 2001-63, Class FD, 2.41%, 12/18/2031 	2,576,356	2,607,320
Ser. 2001-71, Class FS, 2.44%, 11/25/2031	3,719,906	3,748,499
Ser. 2001-81, Class F, 2.39%, 01/25/2032	2,315,477	2,331,798
Ser. 2001-81, Class FL, 2.46%, 01/18/2032	4,979,396	5,041,071
Ser. 2002-4, Class FD, 2.39%, 02/25/2032	7,252,841	7,334,139
Ser. 2002-5, Class FD, 2.74%, 02/25/2032	4,268,690	4,310,352
Ser. 2002-13, Class FE, 2.74%, 03/25/2032 	5,918,976	6,034,801
Ser. 2002-20, Class FK, 2.44%, 04/25/2032	9,684,618	9,780,820
Ser. 2002-34, Class FA, 2.31%, 05/18/2032	6,485,659	6,534,504

[2]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
Floating-Rate continued
FNMA continued
Ser. 2002-37, Class F, 2.64%, 11/25/2031	$7,734,272	$7,850,981
Ser. 2002-52, Class FG, 2.34%, 09/25/2032	21,903,905	22,021,566
Ser. 2002-64, Class FJ, 2.84%, 04/25/2032 	9,966,812	10,107,888
Ser. 2002-67, Class FA, 2.84%, 11/25/2032 	14,535,250	14,803,804
Ser. 2002-68, Class FN, 2.26%, 10/18/2032	11,206,823	11,281,367
Ser. 2002-77, Class FA, 2.81%, 10/18/2030	20,239,322	20,663,557
Ser. 2002-77, Class TF, 2.81%, 12/18/2032 	13,781,913	14,111,720
Ser. 2002-81, Class FG, 2.29%, 02/25/2031	5,056,226	5,074,417
Ser. 2002-92, Class FB, 2.49%, 04/25/2030	5,531,039	5,573,974
Ser. 2002-95, Class FK, 2.34%, 01/25/2033	13,478,779	13,631,883
Ser. 2002-W5, Class 27, 2.34%, 11/25/2030	16,676,528	16,754,213
Ser. 2002-W5, Class A32, 2.16%, 11/25/2030	5,280,984	5,291,112
Ser. 2003-1, Class FI, 2.14%, 09/25/2023	3,038,973	3,045,858
Ser. 2003-17, Class FN, 2.14%, 03/25/2018	16,322,901	16,363,387
Ser. 2003-19, Class FN, 2.24%, 09/25/2030 	28,753,461	28,865,283
Ser. 2003-66, Class FA, 2.19%, 07/25/2033	107,898,588	108,408,570
Ser. 2003-81, Class FG, 2.29%, 09/25/2017	4,222,053	4,259,517
Ser. 2003-102, Class FT, 2.24%, 10/25/2033	6,923,082	6,947,242
Ser. 2003-W6, Class F, 2.19%, 09/25/2042 	230,596,385	231,521,724
Ser. 2003-W8, Class 3F2, 2.19%, 05/25/2042	3,259,045	3,266,417
Ser. G92-6, Class F, 3.875%, 08/25/2021	527,957	529,420
Ser. G92-20, Class FB, 3.76%, 04/25/2022	2,041,322	2,064,370
Ser. G92-61, Class FJ, 2.92%, 10/25/2022	1,189,372	1,190,582
Ser. G93-19, Class FD, 3.49%, 04/25/2023	4,797,972	4,692,094
GNMA, Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, 86.57%, 07/16/2031  +	796,866	1,864,916

		1,106,331,162

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,229,787,761)		1,233,580,642

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 63.8%
Fixed-Rate 6.2%
FHLMC:
5.50%, 01/01/2007	1,785,555	1,834,821
5.50%, TBA #	83,510,000	86,250,130
6.00%, TBA #	73,150,000	75,550,198
6.50%, 04/01/2018	1,877,086	1,981,244
6.50%, 04/01/2022	11,967,738	12,610,416
6.50%, 05/01/2024	1,310,517	1,383,764
6.50%, 07/01/2012	6,480,099	6,867,377
6.50%, 08/01/2012	5,285,351	5,601,225
6.50%, 09/01/2032	14,675,674	15,485,189
7.50%, 01/01/2016	428,165	455,406
7.50%, 06/01/2016 	328,544	349,592
8.50%, 03/01/2023	127,671	141,632
8.50%, 05/01/2020	809,958	892,045
8.50%, 06/01/2022	73,048	80,979
8.50%, 09/01/2022	76,646	84,969
9.75%, 03/01/2016	80,440	86,050
FNMA:
6.00%, 03/01/2014	3,892,221	4,079,759
6.00%, TBA #	20,584,000	21,291,575
6.50%, 02/01/2018	1,354,454	1,430,245
6.50%, 03/01/2032	383,703	405,364
6.50%, 05/01/2017	5,302,879	5,632,578
6.50%, 05/01/2031	649,192	684,872

[3]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Fixed-Rate continued
FNMA continued
6.50%, 06/01/2022	$5,684,623	$5,988,579
6.50%, 07/01/2032	340,168	357,170
6.50%, 08/01/2013	2,453,025	2,601,985
6.50%, 08/01/2013	9,163,114	9,720,106
6.50%, 09/01/2032	9,799,491	10,307,898
6.50%, 11/01/2013	1,635,178	1,733,985
6.50%, 12/01/2031	65,269	68,530
6.50%, TBA #	49,300,000	51,718,757
7.00%, 07/01/2033 	4,141,088	4,407,023
7.00%, 09/01/2031	8,318,173	8,820,265
7.50%, 01/01/2018	461,272	481,530
7.50%, 01/01/2033	3,331,517	3,599,442
7.50%, 02/01/2016	2,952,667	3,144,753
7.50%, 05/01/2033 	18,275,672	19,614,936
7.50%, 05/01/2033 	3,716,639	3,988,999
7.50%, 05/01/2033	2,801,980	3,025,138
7.50%, 06/01/2033 	3,060,405	3,284,675
7.50%, 07/01/2017	1,095,260	1,166,461
7.50%, 11/01/2017	365,680	381,599
8.00%, 02/01/2030	19,607	21,418
8.00%, 02/01/2031	136,698	149,325
8.00%, 03/01/2030	7,359	8,056
8.00%, 05/01/2033	1,982,372	2,165,483
8.00%, 07/01/2031	643,114	701,610
8.00%, 12/01/2026	861,777	943,413
8.50%, 04/01/2026	90,019	99,625
8.50%, 06/01/2030	652,013	718,994
8.50%, 10/01/2026	127,579	140,944
9.00%, 02/01/2025	460,443	521,324
9.00%, 05/01/2021	36,837	41,310
9.00%, 06/15/2009	628,914	683,547
9.00%, 07/01/2030	195,435	219,795
9.13%, 08/01/2024	529,308	599,633
9.50%, 04/01/2005	779	795
9.50%, 05/01/2007	9,607	9,666
9.50%, 08/01/2021	631,948	714,293
9.50%, 12/01/2024	528,944	598,175
10.00%, 01/01/2021	458,038	515,417
10.50%, 11/01/2019	206,111	229,274
10.75%, 10/01/2012	64,729	71,133
11.00%, 01/01/2016	76,396	85,917
11.00%, 01/01/2018	61,919	70,628
12.50%, 07/01/2015	285,926	327,329
GNMA:
6.50%, 06/20/2034 	2,747,344	2,906,175
6.50%, 06/20/2034 	627,767	664,060
6.50%, 07/20/2034 	610,896	646,213
6.50%, 08/20/2034 	27,260,787	28,836,801
6.50%, 08/20/2034 	1,953,070	2,065,982
6.50%, 08/20/2034 	893,821	945,495
6.50%, 08/20/2034 	3,249,433	3,437,291
6.50%, 08/20/2034 	1,983,061	2,097,707
6.75%, 02/15/2029	315,970	335,442
7.00%, 07/20/2034 	1,487,034	1,590,662
7.00%, 07/20/2034 	2,393,417	2,560,209

[4]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Fixed-Rate continued
GNMA continued
7.00%, 07/20/2034 	$1,418,920	$1,517,801
7.50%, 02/20/2023	25,683	27,601
7.50%, 11/20/2023	62,396	67,564
7.89%, 10/20/2022 	3,114,203	3,413,516
8.375%, 10/15/2020 	3,020,465	3,423,528
9.00%, 01/15/2020	38,833	43,851
9.00%, 01/20/2025	35,104	38,810
9.00%, 02/15/2017	64,534	72,741
9.00%, 02/15/2017	4,313	4,861
9.00%, 03/15/2020	17,598	19,872
9.00%, 04/15/2020	8,066	9,108
9.00%, 05/15/2016	20,787	23,386
9.00%, 05/15/2017	90,957	102,523
9.00%, 05/15/2017	5,989	6,751
9.00%, 06/15/2017	10,708	12,069
9.00%, 07/15/2016	6,653	7,485
9.00%, 07/15/2017	34,153	38,496
9.00%, 07/20/2024	7,501	8,266
9.00%, 08/15/2016	182,874	205,732
9.00%, 08/15/2016	121,834	137,062
9.00%, 08/15/2021	22,558	25,494
9.00%, 08/20/2024	2,601	2,876
9.00%, 09/20/2024	12,081	13,315
9.00%, 11/15/2016	37,107	41,745
9.00%, 11/15/2016	69,078	77,713
9.00%, 11/15/2016	113,137	127,279
9.00%, 11/20/2024	7,798	8,594
9.00%, 12/15/2016	5,659	6,366
9.00%, 12/15/2016	5,069	5,703
10.25%, 11/15/2029	2,480,454	2,714,426

		445,518,933

Floating-Rate 57.6%
FHLMC:
2.11%, 05/01/2022	22,899	23,240
2.29%, 07/01/2029	189,694	193,483
2.69%, 05/01/2023	1,062,095	1,077,442
2.83%, 07/01/2023	20,620	20,940
3.00%, 05/01/2019	49,568	49,634
3.05%, 01/01/2021	1,986,727	1,989,083
3.05%, 02/01/2037 	12,163,308	12,255,081
3.05%, 03/01/2019	17,618	17,646
3.05%, 06/01/2016	76,864	77,014
3.05%, 08/01/2016	143,921	144,198
3.06%, 10/01/2023	142,979	149,183
3.07%, 03/01/2019	10,560	10,571
3.07%, 05/01/2018	193,167	193,517
3.07%, 07/01/2018	36,289	36,417
3.07%, 07/01/2019	30,013	30,046
3.07%, 09/01/2016	48,978	49,133
3.07%, 11/01/2016	532,402	533,299
3.09%, 01/01/2030	31,612	31,569
3.09%, 01/01/2030	95,307	95,178
3.12%, 09/01/2032	225,875	228,530
3.125%, 01/01/2018	32,888	33,268

[5]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FHLMC continued
3.125%, 04/01/2018	$3,275	$3,280
3.125%, 05/01/2018	11,646	11,664
3.125%, 06/01/2018	235,881	236,258
3.125%, 09/01/2018	11,768	11,787
3.14%, 10/01/2030	134,317	134,077
3.14%, 12/01/2017	44,424	44,515
3.15%, 06/01/2024	135,801	139,687
3.15%, 07/01/2024	348,762	358,724
3.18%, 01/01/2022	196,304	201,565
3.18%, 09/01/2018	43,503	43,601
3.20%, 07/01/2028	3,453,387	3,563,977
3.26%, 06/01/2026	9,333,010	9,661,652
3.26%, 07/01/2031	7,054,868	7,319,049
3.28%, 08/01/2018	2,726	2,750
3.33%, 08/01/2033	7,799,836	8,105,209
3.37%, 10/01/2032	2,399,227	2,540,066
3.375%, 05/01/2023	151,221	153,657
3.375%, 11/01/2022	42,994	44,599
3.38%, 07/01/2019	4,661	4,817
3.42%, 05/01/2025	195,316	202,101
3.42%, 05/01/2028	2,810,570	2,919,922
3.43%, 10/01/2030	200,554	207,803
3.44%, 12/01/2032	314,587	329,630
3.46%, 04/01/2032	801,028	831,080
3.48%, 03/01/2020	88,281	91,357
3.50%, 11/01/2018	106,537	109,566
3.52%, 07/01/2028	7,539,696	7,857,189
3.53%, 04/01/2031	9,444,408	9,859,602
3.55%, 09/01/2030	99,671,456	104,241,521
3.56%, 01/01/2028	76,488	78,636
3.56%, 06/01/2020	1,433,070	1,446,921
3.57%, 07/01/2031	8,454,600	8,734,459
3.59%, 08/01/2030	1,329,957	1,384,365
3.60%, 01/01/2026	88,706	88,522
3.62%, 10/01/2029	2,419,043	2,514,391
3.625%, 02/01/2024	69,048	70,136
3.625%, 10/01/2019	76,022	76,061
3.63%, 06/01/2029	2,705,881	2,783,934
3.65%, 04/01/2020	533,386	550,672
3.68%, 09/01/2031	3,119,972	3,248,497
3.71%, 12/01/2030	8,529,011	8,932,522
3.72%, 08/01/2030	39,795,823	42,053,774
3.73%, 01/01/2020	261,192	260,922
3.73%, 07/01/2017	427,842	430,299
3.74%, 06/01/2019	438,058	451,357
3.75%, 01/01/2031	5,571,539	5,782,556
3.75%, 04/01/2017	28,691	29,475
3.75%, 07/01/2018	214	215
3.75%, 09/01/2018	69,331	69,687
3.76%, 11/01/2020	174,553	175,434
3.77%, 12/01/2018	171,597	172,486
3.78%, 12/01/2018	36,447	36,639
3.79%, 03/01/2025	28,698,156	29,595,576
3.82%, 06/01/2031	14,895,017	15,453,603
3.875%, 06/01/2018	52,829	53,128

[6]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FHLMC continued
3.875%, 12/01/2018	$112,580	$113,218
3.89%, 06/01/2019	1,767,495	1,789,948
3.89%, 10/01/2031	2,100,726	2,185,374
3.90%, 08/01/2018	12,870	12,935
3.96%, 01/01/2020	131,523	131,534
3.98%, 07/01/2030	227,555	229,225
4.00%, 04/01/2025 	6,563,937	6,815,226
4.02%, 04/01/2019	122,028	122,785
4.06%, 10/01/2030	27,116,588	28,619,568
4.07%, 09/01/2025 	4,844,273	5,028,311
4.125%, 08/01/2019	46,104	46,392
4.19%, 06/01/2029 	1,425,128	1,478,968
4.22%, 03/01/2031	17,530,740	18,190,243
4.23%, 07/01/2018	1,700,970	1,730,400
4.28%, 09/01/2026	3,195,619	3,292,472
4.29%, 08/01/2019	74,076	74,754
4.30%, 06/01/2032	979,001	1,013,721
4.35%, 06/01/2021	730,959	733,524
4.36%, 06/01/2030 	7,975,091	8,268,039
4.44%, 05/01/2031	13,758,466	14,269,321
4.54%, 09/01/2016	830,192	847,729
4.58%, 10/01/2033	32,688,481	34,333,874
4.58%, 12/01/2025	4,149,215	4,247,471
4.59%, 07/01/2031	1,203,562	1,238,062
4.66%, 02/01/2024	387,153	395,909
4.70%, 01/01/2027	494,553	508,513
4.71%, 02/01/2027	5,892,348	6,027,351
4.73%, 07/01/2028	1,400,278	1,431,978
4.73%, 11/01/2029	2,016,388	2,072,183
4.75%, 09/01/2015	12,744	12,867
4.77%, 11/01/2024	16,455,155	17,264,966
4.79%, 02/01/2026	2,029,037	2,077,248
4.85%, 05/01/2020	4,350	4,431
4.87%, 05/01/2031	394,783	407,534
4.875%, 01/01/2017	28,877	29,377
4.89%, 07/01/2031	972,623	987,274
4.89%, 08/01/2029 	2,307,972	2,411,830
4.89%, 12/01/2032 	39,809,729	40,918,609
4.97%, 09/01/2032	40,028,944	41,799,622
5.01%, 04/01/2020	99,150	101,023
5.03%, 05/01/2020	11,103	11,153
5.08%, 03/01/2025	732,478	747,601
5.12%, 03/01/2032	255,616	262,302
5.14%, 06/01/2020	6,005	6,076
5.19%, 02/01/2031	1,522,116	1,554,598
5.29%, 05/01/2019	24,005	24,795
5.30%, 06/01/2017	78,099	79,691
5.33%, 03/01/2033	42,554,943	43,415,439
5.36%, 04/01/2023	917,024	940,083
5.38%, 09/01/2030	1,677,979	1,724,856
5.41%, 12/01/2033	39,309,553	40,701,627
5.42%, 01/01/2031	7,012,342	7,344,758
5.43%, 01/01/2032	804,014	828,485
5.44%, 05/01/2032	1,817,651	1,880,548
5.46%, 09/01/2030	742,747	754,178

[7]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FHLMC continued
5.49%, 01/01/2019	$4,884	$4,942
5.56%, 08/01/2030	2,514,997	2,577,277
5.60%, 06/01/2033	7,796,172	7,889,087
5.60%, 10/01/2018	117,940	120,621
5.64%, 12/01/2032 	66,645,620	69,228,138
5.76%, 02/01/2021	146,625	148,973
5.76%, 03/01/2018	258,724	265,985
5.77%, 02/01/2027	366,265	382,413
5.79%, 01/01/2030	191,570	196,271
5.85%, 08/01/2031 	1,537,636	1,595,090
5.87%, 08/01/2029	139,555	141,953
5.93%, 02/01/2018	9,945	10,220
5.96%, 05/01/2031	896,515	938,169
5.96%, 07/01/2026	1,322,310	1,365,497
6.00%, 01/01/2024	10,089	10,308
6.02%, 06/01/2031	1,613,889	1,669,029
6.09%, 04/01/2032	2,361,276	2,413,583
6.09%, 05/01/2031	2,806,641	2,962,449
6.09%, 08/01/2025	17,020	17,392
6.29%, 01/01/2017	11,197	11,343
6.30%, 04/01/2031	106,679	111,052
6.33%, 05/01/2027	409,569	427,748
6.35%, 05/01/2027	1,271,951	1,316,503
6.40%, 09/01/2031	2,420,260	2,468,524
6.48%, 10/01/2029	694,174	716,841
6.52%, 09/01/2031	1,040,545	1,084,545
6.94%, 05/01/2026	567,569	589,978
7.05%, 08/01/2027	348,523	357,840
7.28%, 04/01/2029	1,347,730	1,407,567
7.34%, 09/01/2030	170,846	176,919
FNMA:
2.38%, 12/01/2020	262,693	263,038
2.42%, 05/01/2033	2,933,263	3,093,180
2.51%, 01/01/2021	31,645	32,092
2.51%, 01/01/2021	50,583	51,323
2.54%, 01/01/2022	321,790	326,381
2.54%, 04/01/2034	838,698	868,920
2.55%, 04/01/2033	2,538,139	2,638,603
2.55%, 04/01/2033	1,580,454	1,643,682
2.56%, 04/01/2034	953,690	975,580
2.57%, 11/01/2021	537,330	545,999
2.58%, 05/01/2041	10,411,159	10,478,343
2.58%, 06/01/2022	72,489	73,541
2.58%, 06/01/2033	10,918,009	11,251,303
2.58%, 06/01/2033	16,327,598	16,807,532
2.58%, 07/01/2044 	119,451,727	120,730,234
2.58%, 11/01/2022	174,298	176,848
2.60%, 06/01/2033	2,463,753	2,534,896
2.62%, 01/01/2032	6,247,262	6,416,145
2.63%, 05/01/2033	12,385,792	12,819,914
2.63%, 12/01/2033	9,714,830	10,183,948
2.64%, 05/01/2033	3,570,715	3,643,520
2.65%, 05/01/2029 	5,652,033	5,815,569
2.68%, 04/01/2028	3,743,251	3,788,455
2.68%, 12/01/2031 	6,868,244	7,058,426

[8]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA continued
2.69%, 04/01/2033	$7,791,388	$8,025,521
2.69%, 04/01/2034	2,938,537	3,061,909
2.69%, 05/01/2033	5,860,000	6,153,067
2.70%, 12/01/2033	1,122,200	1,163,884
2.71%, 04/01/2034	74,024,079	76,469,418
2.71%, 04/01/2034	991,649	1,034,650
2.75%, 01/01/2022	82,637	84,277
2.75%, 05/01/2029 	4,063,725	4,201,778
2.76%, 07/01/2032	23,802,164	24,641,945
2.76%, 11/01/2032	9,012,171	9,310,051
2.78%, 01/01/2041	28,293,539	28,603,441
2.78%, 05/01/2034 	1,871,889	1,935,189
2.78%, 05/01/2040	1,395,812	1,411,100
2.78%, 05/01/2040	13,146,203	13,333,244
2.78%, 06/01/2030	1,563,231	1,585,472
2.78%, 06/01/2030	2,501,745	2,533,802
2.78%, 06/01/2040	18,443,145	18,645,155
2.78%, 06/01/2040	3,865,902	3,923,638
2.78%, 06/01/2040	30,413,192	30,853,069
2.78%, 08/01/2040	2,263,693	2,288,488
2.78%, 08/01/2040	10,176,179	10,287,640
2.78%, 09/01/2038	1,649,868	1,670,110
2.78%, 09/01/2040	2,604,881	2,633,413
2.78%, 09/01/2040	986,820	997,629
2.78%, 10/01/2040	2,848,669	2,879,871
2.78%, 10/01/2040	6,595,096	6,667,332
2.78%, 10/01/2040	2,036,479	2,058,784
2.78%, 10/01/2040	8,758,291	8,854,221
2.78%, 10/01/2040	3,481,634	3,519,769
2.78%, 11/01/2030	1,556,231	1,573,276
2.78%, 11/01/2030	836,937	846,104
2.78%, 11/01/2030	444,660	449,531
2.78%, 11/01/2040	629,779	636,677
2.78%, 12/01/2022	56,471	57,669
2.78%, 12/01/2040	5,014,806	5,069,734
2.78%, 12/01/2040	10,405,161	10,519,130
2.79%, 03/01/2015	217,587	220,279
2.79%, 08/01/2033	5,346,803	5,641,568
2.80%, 06/01/2015	62,756	63,434
2.84%, 03/01/2034	697,723	722,799
2.86%, 07/01/2032	94,146,285	98,660,956
2.87%, 10/01/2024	96,119	99,908
2.89%, 12/01/2023	464,785	477,989
2.92%, 03/01/2033	2,600,201	2,664,611
2.93%, 01/01/2032	4,432,079	4,598,277
2.95%, 07/01/2016	7,988	8,095
2.96%, 01/01/2018	192,446	196,061
2.96%, 01/01/2035	6,452,401	6,564,354
2.96%, 03/01/2019	379,376	384,904
2.96%, 04/01/2018	168,332	172,085
2.96%, 04/01/2018	54,222	54,999
2.96%, 04/01/2018	14,070	14,272
2.96%, 05/01/2018	1,363,868	1,387,126
2.96%, 06/01/2019	41,860	42,470
2.96%, 10/01/2017	639,123	651,663

[9]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA continued
2.96%, 11/01/2023	$139,738	$141,881
2.97%, 05/01/2016	4,581	4,673
2.98%, 10/01/2018 	735,490	740,718
2.99%, 04/01/2019	78,653	79,801
3.00%, 02/01/2019	206	210
3.00%, 03/01/2021	12,351	12,537
3.00%, 03/01/2030	109,936	111,651
3.00%, 06/01/2017	34,983	35,475
3.00%, 06/01/2017	32,711	33,171
3.00%, 07/01/2020	146,865	149,874
3.00%, 08/01/2017	60,225	61,072
3.00%, 08/01/2017	3,233	3,278
3.00%, 08/01/2017	9,688	9,824
3.00%, 10/01/2016	16,452	16,922
3.00%, 11/01/2017	37,512	38,039
3.00%, 11/01/2017	5,070	5,141
3.00%, 11/01/2017	14,306	14,507
3.01%, 03/01/2019	19,579	19,865
3.01%, 04/01/2018	5,177,927	5,291,317
3.01%, 09/01/2017	1,888,379	1,928,294
3.01%, 11/01/2020	24,733	25,099
3.01%, 11/01/2035	9,787,630	9,957,778
3.04%, 04/01/2021	510,567	519,324
3.04%, 06/01/2020	1,960,805	2,005,271
3.05%, 03/01/2033	505,082	513,404
3.05%, 10/01/2016	99,568	101,093
3.05%, 10/01/2018	3,250,584	3,318,567
3.05%, 11/01/2020	5,640,085	5,757,467
3.05%, 11/01/2024	83,676	85,161
3.06%, 07/01/2017	3,052,511	3,121,791
3.07%, 05/01/2018 	2,629,460	2,649,797
3.08%, 08/01/2033	1,459,485	1,500,803
3.10%, 04/01/2019	1,038,246	1,055,594
3.10%, 05/01/2017	549,887	562,007
3.10%, 08/01/2017	1,382,629	1,415,010
3.10%, 12/01/2017	590,596	600,073
3.11%, 01/01/2018	6,019,600	6,120,247
3.12%, 12/01/2024	353,658	368,611
3.125%, 01/01/2017	8,207	8,339
3.125%, 05/01/2017	102,319	103,962
3.125%, 06/01/2017	19,985	20,307
3.125%, 06/01/2017	7,116	7,230
3.125%, 07/01/2017	131,207	133,315
3.125%, 07/01/2017	43,365	44,062
3.125%, 09/01/2017	30,461	30,951
3.125%, 12/01/2017	4,428	4,499
3.14%, 07/01/2017	931,659	952,831
3.16%, 02/01/2033	8,038,299	8,264,960
3.17%, 03/01/2018	20,256,012	20,681,006
3.17%, 04/01/2018	210,139	213,600
3.17%, 04/01/2018	26,731	27,171
3.18%, 04/01/2019	7,070,774	7,189,329
3.18%, 11/01/2024	226,787	233,379
3.19%, 03/01/2018	305,795	310,836
3.21%, 01/01/2018	28,544	29,145

[10]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA continued
3.23%, 03/01/2018	$7,596,746	$7,723,255
3.24%, 10/01/2024	2,548,922	2,659,872
3.25%, 01/01/2019	11,591	11,943
3.25%, 05/01/2017	163,542	166,187
3.27%, 09/01/2017 	9,538	9,579
3.27%, 11/01/2017	1,541,827	1,600,692
3.27%, 11/01/2029	33,852	34,770
3.28%, 03/01/2028	1,837,174	1,893,726
3.29%, 07/01/2018	4,830,635	4,993,414
3.30%, 05/01/2028	100,746	103,782
3.31%, 04/01/2018	89,979	92,382
3.31%, 06/01/2019	5,536	5,627
3.34%, 04/01/2034	6,618,269	6,730,800
3.34%, 06/01/2017	102,465	104,130
3.34%, 07/01/2018	23,719	24,194
3.34%, 07/01/2025	24,999	25,643
3.34%, 07/01/2025	54,895	56,699
3.34%, 11/01/2017	898,229	912,824
3.35%, 09/01/2018	992,529	1,012,749
3.36%, 02/01/2031	384,592	390,855
3.36%, 12/01/2023	338,212	351,374
3.37%, 01/01/2025	194,671	201,269
3.37%, 01/01/2036	2,183,015	2,220,170
3.37%, 05/01/2019	16,483	16,762
3.37%, 12/01/2025	49,494	51,043
3.375%, 01/01/2019	690,867	704,272
3.375%, 04/01/2028	34,500	35,578
3.375%, 04/01/2030	448,773	467,748
3.375%, 07/01/2017	6,666	6,786
3.375%, 07/01/2017	40,947	41,613
3.375%, 12/01/2020	4,069	4,206
3.38%, 01/01/2018	6,423,285	6,570,032
3.38%, 02/01/2025	908,382	938,000
3.38%, 04/01/2030	1,469,423	1,521,901
3.40%, 05/01/2026	2,914,202	3,028,184
3.40%, 07/01/2025	3,355	3,473
3.41%, 02/01/2017	7,552,611	7,713,741
3.41%, 04/01/2024	769,157	792,823
3.42%, 01/01/2027	249,088	259,186
3.42%, 08/01/2025	445,212	458,248
3.42%, 11/01/2018	354,881	360,800
3.43%, 02/01/2027	271,084	279,295
3.43%, 10/01/2018	176,742	182,671
3.43%, 12/01/2024	59,414	61,760
3.45%, 03/01/2028	139,241	143,503
3.46%, 02/01/2020	83,525	85,425
3.46%, 06/01/2027	43,616	44,721
3.46%, 10/01/2030	219,569	229,809
3.47%, 02/01/2018	55,869	56,803
3.47%, 09/01/2027	34,716	35,359
3.49%, 04/01/2033	1,719,360	1,741,755
3.50%, 05/01/2024	56,731	58,814
3.50%, 11/01/2017	7,541	7,665
3.51%, 03/01/2028	3,580,670	3,720,817
3.52%, 01/01/2028	194,120	201,602

[11]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA continued
3.53%, 04/01/2034	$36,254,588	$38,151,740
3.53%, 07/01/2024	230,344	239,213
3.53%, 07/01/2025	293,681	302,246
3.53%, 07/01/2032	1,421,374	1,472,561
3.53%, 09/01/2030	1,545,596	1,597,135
3.54%, 02/01/2028	393,121	408,094
3.54%, 05/01/2028	4,873,966	5,053,073
3.54%, 06/01/2027	20,597	21,384
3.54%, 08/01/2017	241,558	247,722
3.55%, 01/01/2031 	11,187,543	11,588,026
3.55%, 04/01/2026	822,957	851,589
3.55%, 09/01/2018	416,251	422,777
3.56%, 05/01/2020	3,582,420	3,657,457
3.56%, 05/01/2033	5,521,653	5,772,158
3.57%, 04/01/2028	2,988,764	3,114,549
3.57%, 04/01/2030	6,787,146	7,074,359
3.57%, 10/01/2017 	9,800,012	10,061,856
3.58%, 01/01/2026	18,340,589	19,192,822
3.58%, 12/01/2033	14,827,997	15,470,941
3.59%, 01/01/2036	1,302,438	1,330,885
3.59%, 03/01/2028	38,908	40,456
3.59%, 04/01/2017	17,693	17,743
3.60%, 07/01/2030	21,607,563	22,604,542
3.60%, 12/01/2021	898,233	931,413
3.60%, 12/01/2028	1,011,525	1,057,125
3.61%, 03/01/2026	389,475	404,513
3.61%, 03/01/2034	2,140,118	2,212,605
3.61%, 04/01/2024	225,855	232,492
3.61%, 09/01/2024	871,936	904,331
3.63%, 05/01/2018	1,469,215	1,505,882
3.64%, 03/01/2033	3,524,522	3,665,634
3.64%, 04/01/2028	1,978,368	2,026,564
3.64%, 06/01/2026	392,869	404,158
3.64%, 07/01/2029	65,499	66,996
3.64%, 11/01/2027	25,009	25,443
3.65%, 07/01/2019	693,422	713,040
3.65%, 09/01/2018	9,961	10,118
3.65%, 09/01/2028	1,237,594	1,269,706
3.65%, 10/01/2015	48,771	47,316
3.66%, 01/01/2027	4,994,075	5,172,890
3.66%, 04/01/2024	2,794,018	2,888,925
3.66%, 04/01/2024	235,002	240,773
3.66%, 07/01/2030	740,817	765,371
3.66%, 09/01/2026	939,949	958,799
3.66%, 12/01/2025	566,051	588,532
3.68%, 10/01/2030	1,335,404	1,359,140
3.70%, 04/01/2024	153,216	158,422
3.70%, 10/01/2027	1,772,229	1,839,479
3.71%, 01/01/2029	85,512	87,024
3.71%, 02/01/2024	501,194	518,726
3.71%, 02/01/2028	73,695	76,392
3.71%, 04/01/2024	131,683	136,537
3.71%, 08/01/2036	1,163,808	1,196,981
3.73%, 05/01/2025	96,051	99,659
3.73%, 10/01/2025	668,777	692,041

[12]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA continued
3.74%, 06/01/2018	$259,380	$263,485
3.75%, 09/01/2030	3,339,141	3,418,210
3.75%, 10/01/2025	159,666	164,665
3.76%, 08/01/2031	515,234	531,969
3.76%, 09/01/2032	211,044	219,784
3.77%, 08/01/2032	115,734	119,588
3.77%, 11/01/2024	463,209	481,954
3.78%, 06/01/2024	98,072	101,645
3.78%, 07/01/2030 	12,737,796	13,244,455
3.78%, 09/01/2019	205,276	208,630
3.79%, 07/01/2028	567,543	577,547
3.79%, 09/01/2021	1,948,811	2,010,486
3.81%, 10/01/2024	80,723	82,106
3.82%, 05/01/2018	150,095	153,636
3.82%, 06/01/2020	103,855	105,966
3.82%, 07/01/2032	316,296	325,628
3.83%, 05/01/2028	901,757	917,673
3.84%, 05/01/2027	618,796	652,942
3.84%, 07/01/2027	5,357,146	5,515,147
3.85%, 04/01/2026	108,890	113,221
3.86%, 03/01/2031	559,940	573,990
3.875%, 01/01/2029	289,922	297,064
3.875%, 01/01/2029	18,566	19,023
3.875%, 04/01/2017	279,656	285,958
3.875%, 05/01/2016	4,533	4,628
3.875%, 05/01/2017	24,175	24,720
3.875%, 06/01/2016	23,710	24,205
3.875%, 06/01/2016	1,104,225	1,122,945
3.875%, 07/01/2015	83,054	84,643
3.875%, 07/01/2016	59,412	60,419
3.875%, 08/01/2017	56,787	58,067
3.875%, 08/01/2018	867,309	888,217
3.875%, 09/01/2015	16,130	16,439
3.875%, 10/01/2017	7,280	7,444
3.875%, 12/01/2028	1,475,975	1,500,998
3.89%, 06/01/2023	4,002	4,127
3.89%, 07/01/2032	75,121	77,820
3.90%, 05/01/2028	710,982	723,573
3.90%, 07/01/2033	444,729	457,878
3.91%, 02/01/2019	17,408	17,934
3.91%, 11/01/2024	1,733,433	1,829,780
3.92%, 01/25/2032 	10,379,028	10,732,564
3.92%, 02/01/2030	142,322	145,794
3.92%, 03/01/2033	456,995	461,786
3.94%, 01/01/2026	14,555	14,853
3.94%, 04/01/2034	6,170,655	6,376,976
3.94%, 12/01/2028	3,751,046	3,883,925
3.95%, 09/01/2026	40,143	40,939
3.99%, 10/01/2017	75,369	76,554
4.00%, 01/01/2017	1,838,425	1,904,967
4.01%, 04/01/2029	137,737	140,816
4.01%, 08/01/2024	82,431	83,856
4.02%, 07/01/2021 	4,028,902	4,179,985
4.03%, 01/01/2021	3,804,611	3,905,549
4.03%, 03/01/2035 	88,421,891	91,951,403

[13]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA continued
4.04%, 03/01/2030	$1,010,761	$1,050,508
4.05%, 04/01/2024	3,015,270	3,147,825
4.07%, 07/01/2023	126,516	130,412
4.07%, 07/01/2028	3,142,181	3,268,350
4.07%, 08/01/2033	76,320	79,414
4.08%, 03/01/2018	18,592,203	19,096,551
4.09%, 07/01/2033	1,326,735	1,367,057
4.10%, 05/01/2033	996,453	1,033,781
4.10%, 07/01/2021	2,565,350	2,633,613
4.10%, 08/01/2033	64,700,132	66,411,802
4.10%, 12/01/2018	186,807	191,701
4.125%, 04/01/2034 	39,562,449	41,169,674
4.125%, 06/01/2017	11,834	12,084
4.125%, 06/01/2017	33,390	34,096
4.125%, 08/01/2017	13,523	13,809
4.16%, 08/01/2027	33,930	34,782
4.17%, 08/01/2034 	18,589,758	19,069,502
4.18%, 08/01/2030	685,544	719,670
4.21%, 01/01/2031	473,521	489,981
4.23%, 08/01/2032	115,036	117,746
4.25%, 02/01/2017	77,446	79,133
4.25%, 06/01/2034	2,950,717	3,029,606
4.26%, 03/01/2033	1,164,678	1,172,616
4.26%, 09/01/2033	2,364,332	2,502,343
4.26%, 11/01/2031	3,235,190	3,340,319
4.27%, 04/01/2034	62,198,958	64,874,927
4.27%, 07/01/2032	2,011,129	2,090,509
4.27%, 08/01/2029 	6,800,742	7,066,748
4.28%, 05/01/2017	653,614	667,907
4.28%, 08/01/2026	460,835	475,768
4.28%, 11/01/2028	2,128,241	2,182,532
4.29%, 09/01/2033	512,381	530,442
4.29%, 10/01/2027	98,156	100,794
4.30%, 01/01/2029	313,367	321,396
4.30%, 03/01/2029	90,461	92,747
4.30%, 08/01/2033	455,214	469,162
4.31%, 07/01/2033	7,046,084	7,125,532
4.34%, 01/01/2031	4,743,852	4,940,819
4.34%, 08/01/2033	1,218,781	1,287,241
4.37%, 09/01/2033	9,651,540	10,104,861
4.39%, 02/01/2037	4,851,307	4,983,135
4.40%, 01/01/2034	9,124,939	9,370,045
4.41%, 09/01/2032	4,752,915	4,876,391
4.43%, 10/01/2029	2,136,058	2,182,856
4.44%, 06/01/2025	7,682	7,820
4.44%, 06/01/2028	127,634	129,958
4.44%, 07/01/2032	2,860,169	2,945,585
4.45%, 01/01/2033	3,792,995	3,898,089
4.45%, 05/01/2029	240,755	244,488
4.46%, 06/01/2033	1,039,262	1,065,811
4.47%, 02/01/2029	1,383,082	1,419,817
4.47%, 10/01/2034	5,048,271	5,184,169
4.49%, 08/01/2026	8,077,883	8,439,525
4.50%, 06/01/2025	8,551	8,705
4.50%, 10/01/2016	61,660	63,109

[14]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA continued
4.50%, 12/01/2016	$11,663	$11,797
4.51%, 09/01/2032 	69,362,997	72,397,628
4.51%, 09/01/2033	10,572,355	11,237,406
4.52%, 09/01/2019	64,312	65,558
4.52%, 12/01/2016	24,943	25,292
4.54%, 11/01/2027	840,319	866,048
4.56%, 11/01/2031	540,692	559,926
4.57%, 02/01/2029 	10,346,789	10,715,008
4.60%, 04/01/2033 	15,617,884	16,144,987
4.60%, 10/01/2031	3,381,469	3,487,253
4.61%, 07/01/2029	526,388	540,317
4.62%, 10/01/2017	169,251	171,674
4.625%, 09/01/2016	7,912	8,104
4.63%, 02/01/2019	1,190,198	1,211,130
4.63%, 05/01/2034	10,059,928	10,192,428
4.65%, 03/01/2014	3,850	3,872
4.65%, 08/01/2031	313,090	325,496
4.66%, 04/01/2030	751,440	775,128
4.66%, 04/01/2033	1,441,232	1,500,315
4.66%, 09/01/2033	5,236,225	5,414,364
4.66%, 12/01/2030	8,315,829	8,616,741
4.67%, 05/01/2034	18,909,218	19,175,483
4.68%, 12/01/2031	207,102	217,081
4.69%, 07/01/2033	7,985,104	8,292,398
4.69%, 10/01/2031	552,631	568,700
4.70%, 04/01/2018	3,614,743	3,714,582
4.70%, 04/01/2028	2,927,651	3,021,971
4.72%, 11/01/2033	1,164,841	1,190,860
4.73%, 01/01/2033	5,883,908	6,060,999
4.74%, 09/01/2033	6,605,527	7,067,957
4.75%, 04/01/2033	10,811,543	11,132,951
4.75%, 05/01/2032	7,651,200	7,807,356
4.76%, 02/01/2029	16,398,383	17,096,373
4.76%, 03/01/2032	674,290	695,996
4.77%, 09/01/2033	7,133,010	7,597,729
4.77%, 12/01/2036	1,035,844	1,063,840
4.78%, 02/01/2033	4,192,380	4,320,523
4.79%, 07/01/2017	302,258	309,758
4.80%, 03/01/2030	245,591	251,474
4.81%, 06/01/2031	1,463,905	1,488,917
4.82%, 05/01/2032	494,906	516,419
4.82%, 07/01/2033	30,790,222	31,588,040
4.82%, 08/01/2032	1,650,050	1,693,326
4.83%, 03/01/2033	1,065,252	1,095,623
4.84%, 01/01/2033	5,123,611	5,309,812
4.84%, 01/01/2033 	17,834,821	18,459,040
4.85%, 04/01/2033 	14,407,062	14,864,920
4.85%, 11/01/2032	16,565,621	17,121,235
4.86%, 09/01/2028	63,607	65,417
4.87%, 06/01/2033 	10,916,921	11,332,735
4.88%, 02/01/2024	8,216	8,387
4.88%, 08/01/2034	12,609,223	12,831,729
4.88%, 10/01/2032 	16,747,267	17,333,422
4.89%, 08/01/2034	37,999,999	39,009,475
4.89%, 12/01/2026	74,664	76,302

[15]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA continued
4.90%, 08/01/2034	$78,974,305	$81,357,303
4.92%, 09/01/2033	22,757,319	24,131,214
4.92%, 12/01/2032	101,371,388	106,361,662
4.92%, 12/01/2032	557,967	578,173
4.93%, 05/01/2033	1,720,495	1,779,142
4.94%, 05/01/2034 	4,540,765	4,699,756
4.95%, 01/01/2019	2,774,073	2,847,456
4.95%, 01/01/2034	4,394,724	4,495,660
4.96%, 06/01/2019	98,290	100,552
4.96%, 08/01/2024	56,258	57,432
4.97%, 04/01/2020	88,993	91,545
4.97%, 04/01/2034 	8,759,841	9,110,760
4.97%, 11/01/2032	1,196,519	1,225,504
4.98%, 08/01/2032	2,539,749	2,599,398
4.98%, 09/01/2034 	126,889,405	132,812,403
4.98%, 11/01/2031	1,547,403	1,632,796
4.99%, 02/01/2033	581,868	622,780
5.00%, 01/01/2024	63,933	65,270
5.00%, 08/01/2034 	7,314,334	7,456,284
5.01%, 04/01/2033	4,667,118	4,739,700
5.01%, 07/01/2032	475,382	500,221
5.02%, 09/01/2032	1,322,611	1,377,200
5.03%, 02/01/2032	980,918	1,020,571
5.03%, 03/01/2034 	78,529,022	81,375,699
5.03%, 05/01/2033 	28,709,719	29,858,108
5.03%, 10/01/2032	13,205,698	13,585,239
5.04%, 06/01/2033	3,508,957	3,597,187
5.04%, 11/01/2032	4,003,533	4,165,550
5.04%, 12/01/2050	12,591,889	13,285,128
5.05%, 11/01/2017	44,511	45,877
5.05%, 11/01/2031	843,974	882,628
5.06%, 11/01/2031	821,329	837,322
5.07%, 01/01/2017	9,038	9,190
5.07%, 07/01/2033	683,500	709,827
5.08%, 06/01/2019	43,332	44,416
5.09%, 01/01/2033	9,526,407	10,037,695
5.12%, 11/01/2033	26,685,324	27,334,614
5.13%, 12/01/2032	12,240,582	12,855,823
5.15%, 05/01/2033	781,282	799,536
5.15%, 07/01/2032	1,541,023	1,566,131
5.15%, 09/01/2032	5,824,567	5,892,893
5.15%, 12/01/2032	14,054,715	14,761,037
5.16%, 06/01/2028	133,462	132,541
5.18%, 08/01/2024	20,025	19,908
5.18%, 11/01/2033	5,231,715	5,320,909
5.19%, 04/01/2034 	148,687,983	155,527,630
5.19%, 09/01/2032	164,621	167,205
5.20%, 02/01/2029	196,507	204,215
5.20%, 11/01/2033	6,924,453	7,060,161
5.22%, 03/01/2034 	105,630,049	109,492,148
5.22%, 08/01/2033	719,117	769,680
5.25%, 01/01/2033	69,504,153	73,974,165
5.25%, 03/01/2032	627,233	659,290
5.25%, 10/01/2032	14,068,933	14,670,779
5.26%, 04/01/2033	73,179,549	76,777,733

[16]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA continued
5.26%, 09/01/2032	$7,033,529	$7,239,019
5.27%, 04/01/2032	2,091,048	2,153,461
5.27%, 06/01/2032	415,643	431,890
5.27%, 11/01/2014 	46,280	46,799
5.28%, 06/01/2033	1,248,222	1,276,144
5.29%, 09/01/2032 	18,856,150	19,589,070
5.30%, 01/01/2018	11,315	11,217
5.30%, 01/01/2023	108,047	112,051
5.30%, 01/01/2034	14,244,569	14,906,734
5.30%, 04/01/2033	26,359,533	27,754,144
5.30%, 06/01/2032	815,943	833,457
5.30%, 08/01/2032	1,795,631	1,827,988
5.31%, 01/01/2023	364,112	378,079
5.31%, 02/01/2033	2,616,164	2,759,170
5.31%, 10/01/2017	7,308	7,252
5.32%, 03/01/2032	8,373,355	8,696,788
5.32%, 05/01/2018	11,192	11,130
5.33%, 08/01/2032	2,661,999	2,666,388
5.36%, 10/01/2032	1,340,704	1,402,098
5.375%, 01/01/2022	7,977	8,161
5.39%, 05/01/2017	16,784	17,208
5.39%, 11/01/2023	64,841	67,219
5.39%, 11/01/2032	2,259,242	2,298,252
5.40%, 01/01/2033	1,120,451	1,178,618
5.45%, 07/01/2032	1,386,842	1,407,394
5.47%, 03/01/2018	83,064	85,391
5.47%, 08/01/2031	1,440,353	1,486,114
5.49%, 04/01/2019	12,530	12,744
5.52%, 01/01/2019	1,186,138	1,217,218
5.53%, 09/01/2018	76,607	79,121
5.54%, 06/01/2018	17,633	18,058
5.54%, 08/01/2032	2,568,337	2,615,095
5.56%, 04/01/2018	1,892	1,929
5.56%, 12/01/2018	8,880	9,105
5.58%, 01/01/2032	723,419	742,139
5.58%, 09/01/2023	150,909	157,566
5.61%, 04/01/2032	361,835	380,226
5.61%, 06/01/2032	1,401,446	1,445,180
5.63%, 01/01/2023	63,901	65,823
5.64%, 09/01/2030	163,540	167,593
5.64%, 10/01/2025	22,786	23,527
5.65%, 03/01/2032	723,468	740,845
5.66%, 01/01/2019	14,133	14,522
5.66%, 06/01/2018	175,511	180,844
5.68%, 10/01/2028	1,542,912	1,605,253
5.70%, 06/01/2032 	6,550,333	6,821,925
5.71%, 05/01/2032	1,849,110	1,892,284
5.73%, 06/01/2022	13,382	13,860
5.75%, 01/01/2033	3,202,084	3,356,425
5.75%, 05/01/2032	2,479,416	2,545,758
5.75%, 06/01/2022	2,444	2,533
5.76%, 12/01/2031	4,701,057	4,788,546
5.79%, 07/01/2019	23,721	24,443
5.80%, 04/01/2023	45,935	46,351
5.82%, 06/01/2032	1,573,004	1,636,314

[17]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA continued
5.85%, 03/01/2014	$108,611	$112,073
5.86%, 04/01/2032	1,861,261	1,966,542
5.86%, 05/01/2041	324,538	332,095
5.875%, 03/01/2023	34,588	35,737
5.88%, 06/01/2032	408,038	419,254
5.88%, 11/01/2033	9,738,202	10,179,167
5.91%, 06/01/2024	374,180	385,622
5.93%, 04/01/2033	2,269,201	2,390,364
5.94%, 09/01/2017 	5,496	5,593
5.96%, 02/01/2034 	2,404,076	2,493,021
5.96%, 06/01/2032	4,533,498	4,587,617
6.00%, 02/01/2017 	16,221	16,509
6.00%, 05/01/2023	67,124	69,444
6.00%, 11/01/2021	21,237	21,762
6.01%, 01/01/2020	49,458	50,639
6.02%, 06/01/2032 	2,460,947	2,547,672
6.02%, 10/01/2024	85,072	88,268
6.03%, 09/01/2017	40,915	40,272
6.06%, 05/01/2025	1,184,155	1,236,492
6.08%, 06/01/2032	3,391,569	3,548,562
6.09%, 01/01/2033	11,629,963	12,348,223
6.10%, 10/01/2032	4,961,480	5,061,387
6.13%, 03/01/2032	581,060	608,188
6.15%, 06/01/2032	1,073,169	1,121,855
6.17%, 02/01/2033	2,656,702	2,714,016
6.17%, 03/01/2032	3,703,577	3,905,238
6.17%, 07/01/2028	2,436	2,488
6.18%, 11/01/2039	467,218	488,182
6.20%, 04/01/2040	3,298,666	3,417,127
6.22%, 05/01/2019	26,002	26,682
6.22%, 06/01/2025	72,967	75,078
6.24%, 12/01/2031	2,697,243	2,755,085
6.25%, 04/01/2021	3,112	3,243
6.27%, 11/01/2031	912,265	955,809
6.29%, 08/01/2031	2,531,427	2,587,508
6.31%, 11/01/2019	3,711	3,887
6.33%, 09/01/2031	4,672,083	4,814,859
6.35%, 12/01/2031	2,197,262	2,221,617
6.37%, 04/01/2032	775,111	810,947
6.38%, 04/01/2031	271,937	276,117
6.42%, 06/01/2019	41,980	43,262
6.42%, 11/01/2031	692,288	723,716
6.45%, 05/01/2025	16,012	16,457
6.45%, 11/01/2031	370,897	391,271
6.45%, 12/01/2039	2,212,890	2,281,949
6.47%, 09/01/2031	2,203,438	2,235,527
6.49%, 07/01/2031	1,987,942	2,016,621
6.49%, 08/01/2031	583,513	605,578
6.50%, 07/01/2023	11,547	12,088
6.50%, 08/01/2031	2,906,185	2,951,204
6.52%, 10/01/2029	419,484	424,877
6.54%, 04/01/2032	1,664,652	1,749,059
6.54%, 12/01/2031	3,287,553	3,341,249
6.57%, 05/01/2025	3,472	3,584
6.57%, 09/01/2031	1,179,644	1,208,687

[18]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
FNMA continued
6.58%, 06/01/2030	$2,054,884	$2,139,234
6.60%, 02/01/2031	82,904	85,160
6.62%, 05/01/2030	62,464	62,844
6.64%, 03/01/2032	1,898,690	1,970,512
6.72%, 03/01/2023	9,933	10,101
6.74%, 10/01/2018	5,278	5,598
6.82%, 06/01/2028	521,120	540,083
6.84%, 06/01/2032 	1,815,561	1,910,768
6.87%, 01/01/2032	210,776	212,277
6.875%, 03/01/2017	2,034	2,101
6.95%, 06/01/2032	176,047	184,067
6.97%, 06/01/2027	1,200,007	1,236,810
6.98%, 02/01/2028	71,420	72,669
7.09%, 12/01/2030	1,048,829	1,096,608
7.10%, 03/01/2015	57,503	58,795
7.15%, 08/01/2031	1,036,868	1,109,150
7.16%, 06/01/2032	1,813,018	1,902,057
7.32%, 01/01/2028	72,099	73,795
7.49%, 07/01/2030	290,185	301,108
7.50%, 10/01/2021	37,693	39,391
7.57%, 10/01/2025	41,618	43,610
7.67%, 01/01/2027	218,239	224,968
7.70%, 03/01/2024	27,179	28,070
7.75%, 02/01/2024	8,235	8,552
7.80%, 01/01/2026	16,353	16,875
7.85%, 06/01/2024	1,329	1,376
8.38%, 12/01/2024	5,408	5,716
9.10%, 10/01/2024	11,513	11,900
GNMA:
3.00%, 01/20/2030	1,033,577	1,030,686
3.00%, 12/20/2032	1,458,968	1,459,051
3.375%, 01/20/2017	34,250	34,598
3.375%, 01/20/2017	87,411	88,295
3.375%, 01/20/2018	271,444	274,339
3.375%, 01/20/2019	25,589	25,876
3.375%, 01/20/2021	148,250	150,068
3.375%, 01/20/2021	1,919	1,942
3.375%, 01/20/2022	975,927	988,311
3.375%, 01/20/2023	2,695,774	2,731,076
3.375%, 01/20/2023	353,320	357,947
3.375%, 01/20/2024 	16,452,927	16,879,675
3.375%, 01/20/2027	291,272	294,662
3.375%, 01/20/2028	42,628	43,112
3.375%, 02/20/2016	100,280	101,234
3.375%, 02/20/2017	136,666	138,055
3.375%, 02/20/2017	591,769	597,783
3.375%, 02/20/2019	50,873	51,449
3.375%, 02/20/2021	372,020	376,594
3.375%, 02/20/2021	48,248	48,841
3.375%, 02/20/2021	2,285	2,313
3.375%, 02/20/2022	411,255	416,488
3.375%, 02/20/2022	633,058	641,113
3.375%, 02/20/2022	33,426	33,852
3.375%, 02/20/2022	22,039	22,320
3.375%, 02/20/2023	482,446	488,779

[19]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
GNMA continued
3.375%, 02/20/2023	$272,098	$275,670
3.375%, 02/20/2023	403,224	408,518
3.375%, 02/20/2023	157,916	159,989
3.375%, 02/20/2027	47,530	48,084
3.375%, 03/20/2016	247,238	249,591
3.375%, 03/20/2017	146,232	147,718
3.375%, 03/20/2017	93,820	94,774
3.375%, 03/20/2019	25,227	25,512
3.375%, 03/20/2019	94,965	96,039
3.375%, 03/20/2022	637,719	645,857
3.375%, 03/20/2022	1,291,330	1,307,808
3.375%, 03/20/2022	124,755	126,335
3.375%, 03/20/2023	39,120	39,634
3.375%, 04/20/2016	132,633	133,747
3.375%, 04/20/2022	1,559,862	1,577,821
3.375%, 04/20/2022	630,560	637,819
3.375%, 04/20/2022	1,786,261	1,806,829
3.375%, 04/20/2023	91,182	92,267
3.375%, 04/20/2023	218,857	221,461
3.375%, 04/20/2024	5,335,329	5,400,927
3.375%, 04/20/2024	138,405	140,107
3.375%, 04/20/2024	1,371,891	1,388,760
3.375%, 04/20/2025	866,343	875,299
3.375%, 04/20/2025	32,496	32,830
3.375%, 05/20/2016	10,301	10,388
3.375%, 05/20/2017	445,652	449,714
3.375%, 05/20/2017	178,221	179,846
3.375%, 05/20/2019	151,403	152,949
3.375%, 05/20/2021	138,591	140,135
3.375%, 05/20/2021	79,377	80,261
3.375%, 05/20/2022	230,934	233,603
3.375%, 05/20/2022	1,576,292	1,594,494
3.375%, 05/20/2022	1,258,500	1,273,031
3.375%, 05/20/2022	1,616,060	1,634,719
3.375%, 05/20/2022	574,298	580,929
3.375%, 05/20/2022	158,976	160,812
3.375%, 05/20/2023	54,479	55,130
3.375%, 05/20/2023	652,342	660,123
3.375%, 05/20/2023	156,776	158,646
3.375%, 05/20/2024	1,237,054	1,252,300
3.375%, 05/20/2024	58,394	59,114
3.375%, 05/20/2026	2,904,756	2,934,217
3.375%, 05/20/2027	94,380	95,360
3.375%, 06/20/2017	34,577	34,892
3.375%, 06/20/2018	38,562	38,937
3.375%, 06/20/2019	327,152	330,491
3.375%, 06/20/2020	42,980	43,441
3.375%, 06/20/2020	223,060	225,630
3.375%, 06/20/2021	573,110	579,515
3.375%, 06/20/2022	49,557	50,131
3.375%, 06/20/2022	143,475	145,137
3.375%, 06/20/2023	1,772,128	1,793,323
3.375%, 06/20/2023	362,912	367,252
3.375%, 06/20/2024	112,417	113,799
3.375%, 06/20/2024	94,609	95,777

[20]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
GNMA continued
3.375%, 06/20/2024	$689,296	$697,810
3.50%, 01/20/2020	46,262	46,829
3.50%, 02/20/2018	295,162	298,490
3.50%, 02/20/2019	169,699	171,706
3.50%, 03/20/2018	37,200	37,619
3.50%, 03/20/2033	2,467,409	2,497,670
3.50%, 04/20/2018	31,573	31,902
3.50%, 04/20/2032	1,266,193	1,280,181
3.50%, 04/20/2033	1,147,628	1,160,473
3.50%, 05/20/2018	20,200	20,411
3.50%, 05/20/2032	3,045,608	3,079,266
3.50%, 06/20/2032	6,542,014	6,614,298
3.50%, 10/20/2030	1,929,745	1,955,884
3.875%, 01/20/2022	32,413	33,180
3.875%, 12/20/2026	85,143	87,182
4.00%, 01/20/2016	1,577,807	1,609,284
4.00%, 01/20/2018	265,804	271,686
4.00%, 01/20/2019	81,864	83,754
4.00%, 02/20/2016	397,052	405,012
4.00%, 02/20/2033	46,294	46,976
4.00%, 03/20/2033	975,659	990,029
4.00%, 04/20/2016	34,564	35,248
4.00%, 04/20/2018	69,477	70,987
4.00%, 05/20/2016	5,054	5,154
4.00%, 05/20/2019	46,136	47,197
4.00%, 11/20/2031	64,958	65,932
4.00%, 11/20/2032 	12,276,416	12,575,654
4.00%, 12/20/2029	2,029,802	2,060,533
4.00%, 12/20/2031	60,993	61,907
4.00%, 12/20/2032 	21,050,108	21,573,072
4.25%, 08/20/2017	54,107	53,835
4.50%, 06/20/2019	13,161	13,638
4.625%, 01/20/2027	124,521	126,965
4.625%, 09/20/2017	87,711	89,291
4.625%, 10/20/2016	18,548	18,871
4.625%, 10/20/2017	41,121	41,866
4.625%, 10/20/2017	335,077	341,150
4.625%, 10/20/2017	3,828	3,898
4.625%, 10/20/2021	1,816,390	1,852,900
4.625%, 10/20/2022	246,615	251,665
4.625%, 10/20/2022	662,644	676,215
4.625%, 10/20/2023 	9,434,885	9,717,931
4.625%, 10/20/2023	4,277,735	4,366,827
4.625%, 10/20/2024	6,008,940	6,136,270
4.625%, 10/20/2024	3,058,642	3,123,457
4.625%, 10/20/2025	793,943	809,575
4.625%, 10/20/2026	648,739	661,420
4.625%, 10/20/2027	44,554	45,419
4.625%, 11/20/2017	299,924	305,375
4.625%, 11/20/2017	125,290	128,492
4.625%, 11/20/2017	144,605	147,225
4.625%, 11/20/2017	157,432	160,293
4.625%, 11/20/2018	35,128	35,784
4.625%, 11/20/2018	444,249	455,962
4.625%, 11/20/2020	88,061	89,794

[21]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
GNMA continued
4.625%, 11/20/2021	$171,659	$175,115
4.625%, 11/20/2022	447,492	456,670
4.625%, 11/20/2022	525,996	536,785
4.625%, 11/20/2023	3,988,073	4,071,240
4.625%, 11/20/2023	3,858,242	3,938,702
4.625%, 11/20/2024	2,959,190	3,021,972
4.625%, 11/20/2024	459,513	469,236
4.625%, 11/20/2026	54,962	56,038
4.625%, 11/20/2027	36,701	37,414
4.625%, 12/20/2017	124,898	127,168
4.625%, 12/20/2017	819,212	834,100
4.625%, 12/20/2017	25,095	26,004
4.625%, 12/20/2018	14,385	14,654
4.625%, 12/20/2020	74,328	75,796
4.625%, 12/20/2021	56,951	58,099
4.625%, 12/20/2021	129,112	131,712
4.625%, 12/20/2022	168,124	171,577
4.625%, 12/20/2022	1,874,034	1,912,470
4.625%, 12/20/2022	48,430	49,425
4.625%, 12/20/2022	190,777	194,701
4.625%, 12/20/2023	183,793	187,631
4.625%, 12/20/2023	706,805	721,564
4.625%, 12/20/2023	1,646,139	1,680,470
4.625%, 12/20/2024 	19,602,375	20,190,447
4.625%, 12/20/2024	1,970,687	2,012,550
4.75%, 07/20/2016	95,945	97,484
4.75%, 07/20/2017	108,287	110,097
4.75%, 07/20/2018	29,432	29,943
4.75%, 07/20/2018	272,505	277,222
4.75%, 07/20/2019	109,033	110,978
4.75%, 07/20/2020	17,689	18,013
4.75%, 07/20/2022	16,846	17,169
4.75%, 07/20/2022	45,708	46,584
4.75%, 07/20/2022	23,429	23,879
4.75%, 07/20/2022	107,625	109,688
4.75%, 07/20/2023	24,449	24,926
4.75%, 07/20/2024	642,198	654,965
4.75%, 07/20/2024	3,653,204	3,725,921
4.75%, 07/20/2024	1,698,181	1,731,983
4.75%, 07/20/2025	33,542	34,159
4.75%, 07/20/2027	17,208	17,520
4.75%, 08/20/2017	780,397	793,480
4.75%, 08/20/2017	116,902	118,862
4.75%, 08/20/2018	28,589	29,084
4.75%, 08/20/2018	107,907	109,780
4.75%, 08/20/2018	39,471	40,157
4.75%, 08/20/2019	187,359	190,652
4.75%, 08/20/2021	134,405	136,933
4.75%, 08/20/2021	111,423	113,518
4.75%, 08/20/2021	80,833	82,354
4.75%, 08/20/2024	127,596	130,139
4.75%, 08/20/2024	323,400	329,845
4.75%, 08/20/2026	29,429	29,969
4.75%, 08/20/2027	113,930	116,001
4.75%, 08/20/2027	25,765	26,234

[22]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES continued
Floating-Rate continued
GNMA continued
4.75%, 09/20/2017	$40,283	$40,956
4.75%, 09/20/2017	48,736	49,554
4.75%, 09/20/2017	821,462	835,276
4.75%, 09/20/2017	170,450	173,317
4.75%, 09/20/2018	44,031	44,798
4.75%, 09/20/2019	296,510	301,789
4.75%, 09/20/2022	393,743	401,316
4.75%, 09/20/2022	127,576	130,029
4.75%, 09/20/2022	58,354	59,476
4.75%, 09/20/2023	2,529,999	2,579,551
4.75%, 09/20/2023	525,031	535,313
4.75%, 09/20/2023	1,640,679	1,672,766
4.75%, 09/20/2025	1,165,641	1,187,145
4.75%, 09/20/2026	638,500	650,208
4.75%, 09/20/2027	26,465	26,946
5.00%, 08/20/2015	49,440	51,232
5.00%, 09/20/2015	40,700	42,175
5.00%, 10/20/2015	61,517	63,747
5.25%, 07/20/2022	26,908	27,548
5.25%, 07/20/2022	11,480	11,757
8.00%, 03/20/2016	320,316	326,738

		4,117,200,291

Total Agency Mortgage-Backed Pass-Through Securities (cost $4,540,018,168)		4,562,719,224

REPERFORMING MORTGAGE-BACKED PASS-THROUGH SECURITIES 10.1%
Fixed-Rate 5.8%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032 	29,546,511	31,996,822
Ser. T-54, Class 3A, 7.00%, 02/25/2043	101,493,090	109,009,922
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041 	32,916,736	35,601,055
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041 	2,581,398	2,799,862
Ser. 2001-W3, Class A, 7.00%, 09/25/2041 	4,525,447	4,837,253
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041 	43,889,385	47,593,875
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042 	64,123,788	69,492,578
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042 	47,795,240	49,602,578
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042 	25,869,143	27,732,680
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042 	34,043,270	35,995,696

		414,662,321

Floating-Rate 4.3%
FHLMC:
Ser. T-48, Class 2A, 4.34%, 11/25/2032	17,359,236	17,759,613
Ser. T-54, Class 4A, 4.29%, 02/25/2043 	13,611,004	13,891,191
FNMA:
Ser. 2001-T12, Class A4, 4.61%, 08/25/2041	27,816,879	28,518,949
Ser. 2002-66, Class A3, 4.27%, 04/25/2042	63,914,272	66,819,936
Ser. 2002-T12, Class A5, 4.50%, 10/25/2041	10,824,009	11,265,877
Ser. 2002-W4, Class A6, 4.65%, 05/25/2042	18,812,511	19,915,929
Ser. 2003-7, Class A2, 4.21%, 05/25/2042	7,783,100	7,943,238
Ser. 2003-63, Class A8, 4.05%, 01/25/2043	11,165,262	11,718,203
Ser. 2003-W4, Class 5A, 4.54%, 10/25/2042	11,686,532	12,122,047
Ser. 2003-W10, Class 2A, 4.38%, 06/25/2043	20,445,366	21,127,790
Ser. 2003-W18, Class 2A, 4.06%, 06/25/2033	91,618,869	95,130,950

		306,213,723

Total Reperforming Mortgage-Backed Pass-Through Securities (cost $721,009,510)		720,876,044

[23]

EVERGREEN ADJUSTABLE RATE FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.0%
FAMC, Ser. 2000-A, Class A, 6.29%, 12/15/2039 	$29,564,432	$31,315,200
FHLB, 2.38%, 07/16/2018 	150,000,000	150,307,296
SLMA:
Ser. 1997-3, Class A2, 2.38%, 10/25/2010	62,264,536	62,991,077
Ser. 1997-4, Class A2, 2.49%, 10/25/2010	103,128,384	104,369,627
Ser. 1998-1, Class A2, 2.50%, 10/25/2011	81,179,411	82,031,624

Total U.S. Government & Agency Obligations (cost $429,017,758)		431,014,824

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes, 4.25%, 01/15/2010 (cost $2,913,527)	2,815,375	3,268,366

	Shares	Value

SHORT-TERM INVESTMENTS 6.0%
MUTUAL FUND SHARES 6.0%
Evergreen Institutional Money Market Fund ø ## (cost $426,685,151)	426,685,151	426,685,151

Total Investments (cost $7,359,214,681) 103.3%		7,387,918,595
Other Assets and Liabilities (3.3%)		(234,367,443)

Net Assets 100.0%		$7,153,551,152

The portfolio primarily consists of adjustable rate securities that have coupon rates which reset at periodic intervals when market rates change. The coupon rates presented are those in effect at September 30, 2004.

¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Inverse floating rate security
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $7,359,216,582. The gross unrealized appreciation and depreciation on securities based on tax cost was $38,774,520 and $10,072,507, respectively, with a net unrealized appreciation of $28,702,013.

[24]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 6.3%
Capital One Auto Finance Trust, Ser. 2002-A, Class A4, 4.79%, 1/15/2009	$5,000,000	$5,100,710
Capital One Master Trust, Ser. 2001-3, Class A, 5.45%, 03/16/2009	5,000,000	5,179,897
Chase Credit Card Owner Trust, Ser. 2001-B, Class A4, 3.80%, 5/15/2008	2,960,776	2,984,121
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 03/18/2011 144A	4,875,000	5,202,135
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.43%, 6/25/2024	1,202,295	1,205,292
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A-5, 7.35%, 4/15/2027	2,399,288	2,521,220
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.01%, 03/25/2031	2,539,430	2,589,028
Salomon Brothers Mtge. Securities, Inc., Ser. 1999-AQ2, Class M1, 2.61%, 11/15/2029	3,356,377	3,382,060

Total Asset-Backed Securities (cost $28,652,720)		28,164,463

CORPORATE BONDS 35.0%
CONSUMER DISCRETIONARY 3.1%
Household Durables 1.4%
Pulte Homes, Inc., 4.875%, 07/15/2009	3,000,000	3,071,967
Ryland Group, Inc., 8.00%, 08/15/2006 þ	3,000,000	3,266,250

		6,338,217

Media 1.7%
Clear Channel Communications, Inc., 3.125%, 02/01/2007	3,000,000	2,957,127
Time Warner, Inc., 8.18%, 08/15/2007	4,000,000	4,479,216

		7,436,343

CONSUMER STAPLES 2.0%
Beverages 1.1%
Bottling Group LLC, 2.45%, 10/16/2006 þ	5,000,000	4,949,325

Food Products 0.9%
ConAgra Foods, Inc., 6.00%, 09/15/2006	4,000,000	4,209,580

FINANCIALS 22.2%
Capital Markets 4.0%
Credit Suisse First Boston, 5.875%, 08/01/2006	4,000,000	4,206,692
Goldman Sachs Group, Inc., 2.85%, 10/27/2006	4,000,000	3,982,672
Merrill Lynch & Co., 2.12%, 09/09/2009	4,000,000	3,999,288
Morgan Stanley, 6.875%, 03/01/2007	5,000,000	5,426,235

		17,614,887

Commercial Banks 4.9%
Fleet Capital Trust V, 2.91%, 12/18/2028 FRN	4,000,000	4,019,868
KFW, 3.25%, 07/16/2007	5,000,000	5,022,490
Preferred Term Securities, Ltd., 3.51%, 06/24/2034 FRN144A 	3,000,000	3,008,860
Regions Bank of Alabama, 2.90%, 12/15/2006	6,435,000	6,415,187
Royal Bank of Scotland, 2.06%, 12/29/2049	4,000,000	3,479,376

		21,945,781

Consumer Finance 5.2%
Capital One Bank Co., 6.875%, 02/01/2006	3,000,000	3,155,388
General Electric Capital Corp., 5.00%, 06/15/2007	6,000,000	6,279,402
John Deere Capital Corp., MTN, 3.125%, 12/15/2005 þ	5,000,000	5,022,465
Reed Elsevier Capital, Inc., 6.125%, 08/01/2006	5,000,000	5,263,745
Sprint Capital Corp., 6.125%, 11/15/2008	3,000,000	3,241,086

		22,962,086

Diversified Financial Services 0.9%
Household Finance Corp., 4.125%, 12/15/2008	4,000,000	4,049,476

Insurance 2.7%
American International Group, Inc., 2.875%, 05/15/2008	5,000,000	4,879,505
Genworth Financial, Inc., 2.03%, 06/15/2007 FRN	4,000,000	4,006,288
Monumental Global Funding, 3.90%, 06/15/2009 144A	3,070,000	3,060,925

		11,946,718

[1]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 2.7%
EOP Operating LP, 8.375%, 03/15/2006	$4,000,000	$4,298,400
ERP Operating LP, 4.75%, 06/15/2009	3,500,000	3,593,926
Simon Property Group LP, 5.375%, 08/28/2008 REIT	4,000,000	4,202,364

		12,094,690

Thrifts & Mortgage Finance 1.8%
Countrywide Home Loan, 1.80%, 06/02/2006 FRN	4,000,000	4,021,412
Washington Mutual, Inc., 5.625%, 01/15/2007	4,000,000	4,206,588

		8,228,000

HEALTH CARE 0.8%
Health Care Providers & Services 0.8%
Manor Care, Inc., 7.50%, 06/15/2006	3,000,000	3,214,140
Quest Diagnostics, Inc., 6.75%, 07/12/2006 þ	420,000	446,195

		3,660,335

INDUSTRIALS 1.1% Industrial Conglomerates 1.1%
Textron Financial Corp.:
2.69%, 10/03/2006	4,500,000	4,468,118
2.75%, 06/01/2006	430,000	428,117

		4,896,235

INFORMATION TECHNOLOGY 0.8%
IT Services 0.8%
USA Interactive, 6.75%, 11/15/2005	3,500,000	3,611,786

MATERIALS 0.9%
Paper & Forest Products 0.9%
International Paper Co., 4.25%, 01/15/2009	4,000,000	4,017,652

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
GTE Corp., 6.36%, 04/15/2006	5,390,000	5,660,971

UTILITIES 2.8%
Electric Utilities 0.9%
Pacific Gas & Electric Corp., 2.30%, 04/03/2006 FRN	4,000,000	4,003,968

Multi-Utilities & Unregulated Power 1.9%
Baltimore Gas & Electric Co., 5.25%, 12/15/2006	3,000,000	3,121,674
Dominion Resources, Inc., 7.625%, 07/15/2005	5,000,000	5,192,590

		8,314,264

Total Corporate Bonds (cost $156,248,982)		155,940,314

U.S. GOVERNMENT & AGENCY OBLIGATIONS 18.6% FHLMC:
2.375%, 04/15/2006 þ	5,000,000	4,983,590
2.85%, 02/23/2007	8,000,000	7,939,784
FNMA:
1.86%, 03/23/2005 FRN	10,000,000	10,000,040
2.25%, 05/15/2006 þ	16,000,000	15,916,896
2.625%, 11/15/2006 þ	8,000,000	7,967,160
4.00%, 09/02/2008 þ	7,500,000	7,613,512
4.41%, 02/17/2009	5,000,000	5,024,650

FHLB:
1.875%, 06/15/2006	10,000,000	9,873,440
2.50%, 12/15/2005 þ	6,500,000	6,508,879
5.125%, 03/06/2006	7,000,000	7,254,695

Total U.S. Government & Agency Obligations (cost $83,562,476)		83,082,646

[2]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 8.0% U.S. Treasury Notes:
1.625%, 10/31/2005 ƒ	$25,000	$24,852
1.75%, 12/31/2004 ƒ	600,000	600,141
1.875%, 11/30/2005 þ	5,000,000	4,979,690
2.00%, 08/31/2005 þ	10,000,000	9,987,900
2.50%, 05/31/2006 þ	10,000,000	10,007,430
2.625%, 11/15/2006 þ	10,000,000	9,999,610

Total U.S. Treasury Obligations (cost $35,586,944)		35,599,623

YANKEE OBLIGATIONS-CORPORATE 5.2%
ENERGY 0.9%
Oil & Gas 0.9%
EnCana Corp., 4.60%, 08/15/2009	4,000,000	4,105,784

FINANCIALS 1.0%
Diversified Financial Services 1.0%
General Motors Nova Scotia Finance, 6.85%, 10/15/2008	4,000,000	4,245,180

INDUSTRIALS 0.7%
Industrial Conglomerates 0.7%
Tyco International Group SA, 6.375%, 02/15/2006	3,000,000	3,137,313

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
France Telecom SA, 7.95%, 03/01/2006	4,000,000	4,274,420
Telefonos De Mexico SA, 4.50%, 11/19/2008	4,000,000	4,021,756
Telus Corp., 7.50%, 06/01/2007	3,000,000	3,291,666

		11,587,842

Total Yankee Obligations-Corporate (cost $22,801,533)		23,076,119

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.4%
Fixed Rate 2.4%
Bank America Mtge. Securities, Inc., Ser. 2002-X1, Class A1, 3.63%, 10/11/2033 144A	691,800	693,937
GE Capital Mtge. Svcs., Inc., Ser. 2002-2A, Class A1, 3.35%, 8/11/2036	4,179,710	4,199,049
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A, 6.36%, 06/14/2006 144A 	2,878,639	2,982,419
Midland Realty Acceptance Corp., Ser. 1996-C2, Class A2, 7.23%, 1/25/2029	1,615,713	1,720,593
Morgan Stanley Capital I, Inc., Ser. 1997-ALIC, Class B, 6.71%, 1/15/2006	1,270,399	1,280,805

Total Commercial Mortgage-Backed Securities (cost $10,805,995)		10,876,803

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 6.6%
Fixed Rate 6.6% FHLMC:
3.25%, 05/15/2021	10,000,000	10,014,235
Ser. 1916, Class PB, 6.50%, 08/15/2011	365,476	373,022
Ser. H012, Class A2, 2.50%, 11/15/2008 	7,889,701	7,761,988
Ser. H016, Class A4, 4.01%, 01/15/2011	5,000,000	4,962,783
GNMA, Ser. 2003-22, Class A, 2.75%, 06/16/2021	6,543,733	6,468,335

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $29,791,966)		29,580,363

[3]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.5%
Fixed Rate 2.5%
Bank America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 6.33%, 6/20/2031	$151,147	$153,039
PNC Mtge. Securities Corp.:
Ser. 1998-12, Class CB1, 6.78%, 01/25/2029	1,096,703	1,107,633
Ser. 1999-1, Class CB2, 6.78%, 03/25/2029	2,145,625	2,144,098
Residential Funding Mtge. Securities, Ser. 1995-J4, Class 1, 6.53%, 5/28/2025	291,584	292,130
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	3,500,000	3,453,240
Ser. 2004-AR5, Class A6, 3.87%, 06/25/2034	4,000,000	3,982,175

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $11,016,220)		11,132,315

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 13.2% Fixed Rate 12.5% FHLMC:
4.50%, 06/01/2009	6,603,412	6,718,585
5.50%, 07/01/2019	14,722,288	15,229,477
FNMA:
4.50%, 08/01/2011	4,938,482	5,003,010
5.00%, 02/01/2019	4,413,645	4,491,216
5.50%, 08/01/2014	19,272,341	20,144,870
5.50%, 09/01/2014 	2,838,361	2,955,887
6.50%, 09/01/2005	124,674	129,785
GNMA:
6.50%, 12/15/2008	150,475	159,614
8.00%, 08/15/2007	821	864
8.50%, 06/20/2005	9,575	9,709
9.00%, 03/20/2005	182,249	204,470
14.00%, 02/15/2012	381,327	447,647

		55,495,134

Floating Rate 0.7%
Banc America, Inc., Ser. 2001-7WTA, Class E, 2.46%, 01/27/2006 144A 	3,500,000	3,293,500

Total Agency Mortgage-Backed Pass-Through Securities (cost $58,608,645)		58,788,634

	Shares	Value

MUTUAL FUND SHARES 1.1%
PIMCO High Income Fund (cost $5,217,679)	350,000	5,162,500

SHORT-TERM INVESTMENTS 19.2%
MUTUAL FUND SHARES 19.2%
Evergreen Institutional Money Market Fund ø	2,644,144	2,644,144
Navigator Prime Portfolioþþ	82,838,643	82,838,643

Total Short-Term Investments (cost $85,482,787)		85,482,787

Total Investments (cost $527,775,947) 118.1%		526,886,567
Other Assets and Liabilities (18.1%)		(80,888,416)

Net Assets 100.0%		$445,998,151

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
þ	All or a portion of this security is on loan.
ƒ	All or a portion of the principal amount of the security was pledged to cover initial margin requirements for open futures contracts.
þþ	Represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

[4]

EVERGREEN LIMITED DURATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust

On September 30, 2004, the Fund had open short futures contracts outstanding as follows:

Expiration	Initial Contract Contracts	Value at Amount	Unrealized September 30, 2004	Gain
September 2004	315 2-Year U.S. Treasury Note Futures	$109,021,487	$108,785,703	$235,784

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $527,775,947. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,660,036 and $2,549,416, respectively, with a net unrealized depreciation of $889,380.

[5]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 4.9%
Asset-Backed 4.9%
Ameriquest Mtge. Securities, Inc., Ser. 2003-8, Class AF5, 4.64%, 10/25/2033	$6,230,000	$6,240,884
Bank One Issuance Trust, Ser. 2003-A1, Class A1, 1.88%, 09/15/2010	13,000,000	13,041,309
Chase Credit Card Owner Trust, Ser. 2004-1, Class A, 1.79%, 05/15/2009	18,170,000	18,180,735
Fleet Credit Card Master Trust I, Ser. 2000-D, Class A, 1.90%, 05/15/2008	12,610,000	12,637,384
Ford Credit Auto Owner Trust, Ser. 2002-A, Class A-3B, 1.88%, 01/15/2006	768,978	769,535
Residential Asset Mtge. Products, Inc.:
Ser. 2001-RZ4, Class A5, 5.83%, 11/25/2031	7,570,256	7,729,821
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	5,793,500	5,935,801

Total Asset-Backed Securities (cost $64,770,134)		64,535,469

CORPORATE BONDS 37.8%
CONSUMER DISCRETIONARY 2.6%
Automobiles 0.5%
DaimlerChrysler Holdings Corp., 7.30%, 01/15/2012	1,240,000	1,410,476
General Motors Corp., 7.20%, 01/15/2011	4,800,000	5,089,944

		6,500,420

Hotels, Restaurants & Leisure 0.4%
McDonald's Corp., 5.95%, 01/15/2008	5,500,000	5,879,121

Media 1.3%
Comcast Cable Communications Corp., 6.75%, 01/30/2011	5,300,000	5,886,413
Time Warner, Inc., 6.875%, 05/01/2012	10,000,000	11,173,450

		17,059,863

Multi-line Retail 0.4%
May Department Stores Co., 7.45%, 09/15/2011	4,270,000	4,857,586

CONSUMER STAPLES 3.7%
Beverages 1.8%
Anheuser-Busch Companies, Inc., 5.625%, 10/01/2010	7,100,000	7,675,469
Bottling Group LLC, 5.00%, 11/15/2013	9,500,000	9,783,338
Coors Brewing Co., 6.375%, 05/15/2012	6,000,000	6,628,806

		24,087,613

Food & Staples Retailing 1.1%
Safeway, Inc., 4.80%, 07/16/2007	7,525,000	7,740,320
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	5,750,000	6,527,935

		14,268,255

Food Products 0.8%
General Mills, Inc., 6.00%, 02/15/2012	10,000,000	10,787,330

FINANCIALS 22.5%
Capital Markets 5.3%
Alliance Capital Management LP, 5.625%, 08/15/2006	9,300,000	9,734,133
Bank of New York Co., Inc.:
4.14%, 08/02/2007	3,000,000	3,048,996
7.30%, 12/01/2009	5,000,000	5,765,900
Goldman Sachs & Co., Inc.:
3.875%, 01/15/2009	11,000,000	11,021,846
7.35%, 10/01/2009	790,000	907,245
Legg Mason, Inc., 6.75%, 07/02/2008	9,950,000	10,967,029
Lehman Brothers Holdings, Inc., 3.50%, 08/07/2008	12,000,000	11,915,100
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	5,000,000	4,910,775
4.125%, 09/10/2009	5,000,000	5,019,195
Morgan Stanley:
3.625%, 04/01/2008	3,000,000	3,008,763
3.875%, 01/15/2009	4,000,000	4,004,352

		70,303,334

[1]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 4.4%
Bank of America Corp., 4.375%, 12/01/2010	$9,250,000	$9,333,796
National City Bank, 6.20%, 12/15/2011	2,475,000	2,730,762
PNC Funding Corp.:
5.75%, 08/01/2006	8,000,000	8,385,176
6.125%, 02/15/2009	3,400,000	3,685,610
SunTrust Banks, Inc., 6.375%, 04/01/2011	10,720,000	11,967,990
Union Planters Bank, 6.50%, 03/15/2008	1,000,000	1,080,171
Vanderbilt Mortgage Finance, Inc., 7.60%, 06/07/2025	8,000,000	8,745,894
Wells Fargo & Co.:
6.25%, 04/15/2008	6,000,000	6,545,994
6.875%, 04/01/2006	6,050,000	6,407,495

		58,882,888

Consumer Finance 4.8%
American Express Co., 4.875%, 07/15/2013	8,000,000	8,125,416
Ford Motor Credit Co.:
7.00%, 10/01/2013	755,000	799,587
7.375%, 10/28/2009	7,210,000	7,905,758
FPL Group Capital, Inc., 3.25%, 04/11/2006	4,300,000	4,328,586
Franchise Finance Corporation of America, 7.875%, 11/30/2005	6,500,000	6,893,347
GMAC:
6.875%, 09/15/2011	9,000,000	9,420,976
Household Finance Corp.:
6.40%, 06/17/2008	12,290,000	13,421,000
6.50%, 11/15/2008	2,475,000	2,725,856
International Lease Finance Corp., 4.375%, 12/15/2005	5,000,000	5,097,870
USAA Capital Corp., 5.60%, 12/20/2006 144A	4,350,000	4,593,222

		63,311,618

Diversified Financial Services 1.2%
Citigroup, Inc., 3.50%, 02/01/2008	3,160,000	3,170,362
Sprint Capital Corp., 7.625%, 01/30/2011	11,000,000	12,724,877

		15,895,239

Insurance 1.5%
Genworth Financial, Inc., 4.75%, 06/15/2009	8,000,000	8,277,960
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	2,175,000	2,274,200
Prudential Financial, Inc., 5.10%, 09/20/2014	9,375,000	9,401,231

		19,953,391

Real Estate 2.5%
CarrAmerica Realty Corp.:
3.625%, 04/01/2009	8,500,000	8,240,979
5.125%, 09/01/2011	4,500,000	4,557,614
Duke Realty LP:
3.35%, 01/15/2008 REIT	10,000,000	9,882,200
7.05%, 03/01/2006 REIT	2,500,000	2,610,097
EOP Operating LP, 7.00%, 07/15/2011	6,300,000	7,087,179
Simon Property Group, Inc., 6.875%, 10/27/2005 REIT	450,000	468,586

		32,846,655

Thrifts & Mortgage Finance 2.8%
American General Finance Corp.:
4.50%, 11/15/2007	5,000,000	5,148,705
5.91%, 06/12/2006	1,000,000	1,049,610
6.10%, 05/22/2006	10,500,000	11,048,121

[2]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Thrifts & Mortgage Finance continued
Golden West Financial Corp.:
4.125%, 08/15/2007	$5,050,000	$5,163,297
5.50%, 08/08/2006	3,300,000	3,462,475
Washington Mutual, Inc.:
5.625%, 01/15/2007	3,925,000	4,127,714
6.875%, 06/15/2011	6,850,000	7,754,625

		37,754,547

INDUSTRIALS 2.5%
Aerospace & Defense 1.4%
General Dynamics Corp., 4.50%, 08/15/2010	12,000,000	12,273,504
McDonnell Douglas Corp., 6.875%, 11/01/2006	5,755,000	6,185,106

		18,458,610

Machinery 0.4%
Ingersoll Rand Co., 6.25%, 05/15/2006	4,750,000	4,992,127

Road & Rail 0.7%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	9,225,000	9,944,605

MATERIALS 1.0%
Chemicals 0.2%
Dow Chemical Co., 8.625%, 04/01/2006	3,000,000	3,241,851

Paper & Forest Products 0.8%
International Paper Co., 5.85%, 10/30/2012	10,150,000	10,740,862

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 2.1%
Bellsouth Corp., 6.00%, 10/15/2011	7,900,000	8,615,021
SBC Communications, Inc.:
5.875%, 02/01/2012	1,100,000	1,176,118
6.25%, 03/15/2011	8,500,000	9,336,825
Verizon Global Funding Corp., 6.125%, 06/15/2007	5,315,000	5,698,195
Verizon New York, Inc., Ser. A, 6.875%, 04/01/2012	2,550,000	2,839,884

		27,666,043

Wireless Telecommunications Services 1.4%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	4,075,000	4,931,133
Vodafone Group plc, 7.75%, 02/15/2010	11,525,000	13,534,580

		18,465,713

UTILITIES 2.0%
Electric Utilities 1.6%
Progress Energy, Inc., 6.85%, 04/15/2012	12,300,000	13,758,509
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	6,490,000	6,719,130

		20,477,639

Gas Utilities 0.3%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	4,300,000	4,475,784

Multi-Utilities & Unregulated Power 0.1%
Scana Corp., MTN, 7.44%, 10/19/2004	1,000,000	1,002,002

Total Corporate Bonds (cost $483,326,215)		501,853,096

[3]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.2%
FFCB, MTN, 5.75%, 09/01/2005	$1,080,000	$1,113,516
FHLB:
5.575%, 02/17/2009	1,000,000	1,081,879
8.09%, 12/28/2004	1,030,000	1,045,304

Total U.S. Government & Agency Obligations (cost $3,060,667)		3,240,699

U.S. TREASURY OBLIGATIONS 15.2%
U.S. Treasury Bonds, 7.50%, 11/15/2016	59,225,000	76,129,592
U.S. Treasury Notes:
2.00%, 08/31/2005	26,500,000	26,467,935
2.75%, 07/31/2006	81,425,000	81,755,830
3.375%, 01/15/2007	5,495,344	5,872,935
5.00%, 08/15/2011	10,530,000	11,320,171

Total U.S. Treasury Obligations (cost $200,786,086)		201,546,463

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.8%
Fixed Rate 6.8%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	7,108,900	7,729,357
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.29%, 10/15/2036 144A	5,000,000	5,676,101
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	10,536,746	10,399,922
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2001-CKN5, Class A4, 5.44%, 09/15/2034	9,095,000	9,647,485
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	12,530,000	12,701,349
GS Mortgage Securities Corp. II, 2.90%, 01/10/2040	7,719,224	7,641,640
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	4,400,683	4,804,229
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	8,880,000	10,025,058
Morgan Stanley Capital I:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	413,717	413,960
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	8,320,000	9,008,633
Ser. 2004-T13, Class A4, 4.66%, 09/13/2045	11,820,000	11,796,871

Total Commercial Mortgage-Backed Securities (cost $90,129,135)		89,844,605

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 7.9%
Fixed Rate 7.9%
FHLMC:
4.50%, 04/15/2017	8,218,000	8,151,232
Ser. 1935, Class FL, 2.51%, 02/15/2027	59,196	59,896
Ser. 2752, Class PE, 5.00%, 02/15/2028	13,190,000	13,373,925
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,940,000	12,107,118
Ser. 2780, Class LD, 5.00%, 03/15/2029	5,683,000	5,759,522
Ser. 2781, Class P, 5.00%, 06/15/2029	8,740,000	8,811,601
FNMA:
Ser. 2001-5, Class OD, 6.50%, 10/25/2031	10,210,795	10,715,175
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	11,835,000	12,347,744
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	10,165,000	10,667,232
Ser. 2002-2, Class MG, 6.00%, 02/25/2017	11,495,000	11,985,764
GNMA:
8.05%, 02/15/2020	163,269	179,152
Ser. 2004-30, Class PC, 5.00%, 11/20/2030	10,000,000	9,967,000

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $103,979,479)		104,125,361

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
Fixed Rate 0.7%
Washington Mutual, Inc., Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034 (cost $9,581,836)	9,875,000	9,743,069

[4]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 15.1%
Fixed Rate 15.1%
FHLMC:
5.00%, TBA #	$15,730,000	$15,577,608
6.98%, 10/01/2010 	15,836,372	17,934,691
FNMA:
3.19%, 06/01/2017	17,089	17,329
4.44%, 04/01/2013	2,396,138	2,406,895
4.50%, TBA #	43,590,000	43,440,138
4.83%, 02/01/2013	11,542,551	11,860,385
6.00%, 08/01/2013	13,136,674	13,812,869
6.08%, 10/01/2008	15,298,496	16,442,527
6.37%, 01/01/2008	2,192,666	2,349,960
6.50%, 06/01/2011	8,651,715	9,330,048
6.79%, 12/01/2007	2,673,578	2,884,436
6.82%, 12/01/2007	6,250,901	6,734,452
6.875%, 01/01/2007	3,804,260	4,032,704
7.00%, 08/01/2032	3,575,602	3,794,188
7.09%, 07/01/2009	2,837,865	3,179,124
7.14%, 07/01/2009	9,436,361	10,503,802
7.18%, 10/01/2006	7,511,838	7,904,058
7.20%, 11/01/2007	3,976,734	4,321,550
7.32%, 12/01/2010	4,568,635	5,246,436
7.44%, 12/01/2006	14,963,198	16,261,025
7.50%, 10/01/2031	732,202	785,019
GNMA:
8.05%, 06/15/2019	1,926,217	2,113,704

Total Agency Mortgage-Backed Pass-Through Securities (cost $200,480,078)		200,932,948

WHOLE LOAN MORTGAGE-BACKED PASS-THROUGH SECURITIES 0.4%
Floating Rate 0.4%
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 5.08%, 02/20/2021	547,903	545,899
Fund America Investors Corp., Ser. 1993-A, Class A5, 5.06%, 06/25/2023	1,329,711	1,356,716
Perpetual Savings Bank, Ser. 1990-1, Class 1, 3.50%, 03/01/2020	2,623,302	2,683,916

Total Whole Loan Mortgage-Backed Pass-Through Securities (cost $4,498,386)		4,586,531

REPERFORMING MORTGAGE-BACKED PASS-THROUGH SECURITIES 4.3%
FHLMC, Ser. T-57, Class 1A2, 7.00%, 07/25/2043	4,381,232	4,696,133
FNMA:
7.50%, 02/25/2029	5,353,961	5,806,731
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	2,959,819	3,154,773
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	8,135,565	8,720,308
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042 	11,821,526	12,499,506
Ser. 2004-T2, Class 1A4, 7.50%, 11/25/2043	10,417,651	11,199,044
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	9,731,618	10,411,570

Total Reperforming Mortgage-Backed Pass-Through Securities (cost $56,539,714)	6,500,000	56,488,065

REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.2%
FNMA:
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	4,971,276	5,328,586
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	10,690,000	11,056,973

Total Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $16,513,110)		16,385,559

[5]

EVERGREEN SHORT INTERMEDIATE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 9.9%
MUTUAL FUND SHARES 9.9%
Evergreen Institutional Money Market Fund ø ## (cost $131,947,913)	131,947,913	131,947,913

Total Investments (cost $1,365,612,753) 104.4%		1,385,229,778
Other Assets and Liabilities (4.4%)		(58,409,531)

Net Assets 100.0%		$1,326,820,247

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $1,367,579,852. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,775,283 and $5,125,357, respectively, with a net unrealized appreciation of $17,649,926.

[6]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: November 24, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: November 24, 2004